UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Sovereign Investors Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 96.4%		$512,795,545

(Cost $337,177,920)

Consumer Discretionary 12.1%		64,530,272

Hotels, Restaurants & Leisure 1.3%
McDonald's Corp.	76,400	7,194,586

Media 3.7%
Comcast Corp., Class A	361,000	19,656,450

Specialty Retail 2.7%
TJX Companies, Inc.	252,600	14,489,136

Textiles, Apparel & Luxury Goods 4.4%
NIKE, Inc., Class B	206,000	15,007,100
VF Corp.	140,000	8,183,000

Consumer Staples 12.6%		67,068,141

Beverages 4.3%
Diageo PLC, ADR	49,800	5,978,490
PepsiCo, Inc.	137,425	11,043,473
The Coca-Cola Company	150,500	5,691,910

Food & Staples Retailing 4.6%
CVS Caremark Corp.	235,000	15,914,200
Wal-Mart Stores, Inc.	112,400	8,394,032

Household Products 1.7%
The Procter & Gamble Company	118,495	9,079,087

Tobacco 2.0%
Philip Morris International, Inc.	140,350	10,966,949

Energy 11.1%		59,214,432

Oil, Gas & Consumable Fuels 11.1%
Chevron Corp.	155,000	17,302,650
Exxon Mobil Corp.	155,900	14,367,744
Occidental Petroleum Corp.	195,800	17,146,206
The Williams Companies, Inc.	256,800	10,397,832

Financials 12.0%		63,832,497

Capital Markets 1.7%
T. Rowe Price Group, Inc.	115,700	9,075,508

Commercial Banks 2.0%
Cullen/Frost Bankers, Inc. (L)	145,000	10,732,900

Diversified Financial Services 1.8%
JPMorgan Chase & Company	170,391	9,432,846

Insurance 4.6%
ACE, Ltd.	139,400	13,077,114
Aflac, Inc.	182,000	11,425,960

Real Estate Investment Trusts 1.9%
Essex Property Trust, Inc.	63,700	10,088,169

Health Care 13.3%		70,504,113

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	195,900	13,379,970

1

Sovereign Investors Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Providers & Services 3.0%
AmerisourceBergen Corp.	233,600	$15,702,592

Pharmaceuticals 7.8%
Johnson & Johnson	193,200	17,092,404
Novartis AG, ADR	162,358	12,837,647
Sanofi, ADR	235,000	11,491,500

Industrials 13.7%		72,709,566

Aerospace & Defense 2.9%
United Technologies Corp.	136,000	15,506,720

Industrial Conglomerates 1.7%
General Electric Company	350,050	8,796,757

Machinery 5.6%
Caterpillar, Inc.	89,676	8,421,473
Dover Corp.	90,300	7,816,368
Parker Hannifin Corp.	53,584	6,074,818
Pentair, Ltd.	100,200	7,447,866

Professional Services 1.6%
Robert Half International, Inc.	209,400	8,748,732

Road & Rail 1.9%
Union Pacific Corp.	56,800	9,896,832

Information Technology 14.9%		79,456,365

Communications Equipment 3.6%
QUALCOMM, Inc.	259,000	19,222,980

IT Services 3.9%
Accenture PLC, Class A	117,481	9,384,382
IBM Corp.	65,500	11,572,540

Semiconductors & Semiconductor Equipment 2.6%
Microchip Technology, Inc. (L)	312,500	14,018,750

Software 4.8%
Microsoft Corp.	207,450	7,851,983
Oracle Corp.	471,700	17,405,730

Materials 2.7%		14,313,181

Chemicals 1.5%
Praxair, Inc.	65,800	8,206,576

Metals & Mining 1.2%
Nucor Corp.	126,300	6,106,605

Telecommunication Services 2.4%		12,718,611

Diversified Telecommunication Services 2.4%
AT&T, Inc.	381,711	12,718,611

Utilities 1.6%		8,448,367

Electric Utilities 1.6%
NextEra Energy, Inc.	91,900	8,448,367

2

Sovereign Investors Fund
As of 1-31-14 (Unaudited)

	Yield (%)	Shares	Value

Securities Lending Collateral 2.8%			$14,913,348

(Cost $14,907,362)

John Hancock Collateral Investment Trust (W)	0.1428(Y)	1,490,366	14,913,348

		Par value	Value

Short-Term Investments 3.0%			$15,704,000

(Cost $15,704,000)

Repurchase Agreement 3.0%			15,704,000

Barclays Tri-Party Repurchase Agreement dated 1-31-14 at 0.020% to be repurchased at $15,704,026 on 2-3-14, collateralized by $16,108,500 U.S. Treasury
Notes, 0.750% due 6-30-17 (valued at $16,018,168, including interest)		15,704,000	15,704,000

Total investments (Cost $367,789,282)† 102.2%			$543,412,893

Other assets and liabilities, net (2.2%)			($11,627,540)

Total net assets 100.0%			$531,785,353

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(L) A portion of this security is on loan as of 1-31-14. The value of securities on loan amounted to $14,400,764.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $369,021,660. Net unrealized appreciation aggregated $174,391,233, of which $174,407,260 related to appreciated investment securities and $16,027 related to depreciated investment securities.

3

Sovereign Investors Fund
As of 1-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2014, all investments are categorized as Level 1 under the hierarchy described above except for repurchase agreements, which are categorized as level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

29Q1 1/14
3/14

John Hancock INVESTMENTS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Balanced Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 64.4%		$750,935,647

(Cost $539,017,509)

Consumer Discretionary 5.9%		69,168,478

Automobiles 0.6%
Ford Motor Company	477,360	7,141,306

Hotels, Restaurants & Leisure 1.3%
McDonald's Corp.	73,165	6,889,914
SeaWorld Entertainment, Inc.	251,384	8,149,869

Internet & Catalog Retail 1.0%
Amazon.com, Inc. (I)	32,008	11,480,950

Media 0.7%
News Corp., Class B (I)	306,029	4,777,113
Twenty-First Century Fox, Inc., Class B	119,707	3,739,647

Multiline Retail 0.4%
Target Corp.	89,068	5,044,812

Specialty Retail 1.9%
Dick's Sporting Goods, Inc.	82,924	4,353,510
Foot Locker, Inc.	166,921	6,443,151
Lowe's Companies, Inc.	240,834	11,148,206

Consumer Staples 5.5%		63,724,698

Beverages 1.3%
PepsiCo, Inc.	183,910	14,779,008

Food & Staples Retailing 2.2%
CVS Caremark Corp.	274,330	18,577,628
Wal-Mart Stores, Inc.	89,287	6,667,953

Food Products 1.2%
Kraft Foods Group, Inc.	142,279	7,448,306
Mondelez International, Inc., Class A	206,107	6,750,004

Household Products 0.8%
The Procter & Gamble Company	124,012	9,501,799

Energy 7.1%		82,052,054

Energy Equipment & Services 1.8%
Noble Corp. PLC	112,405	3,487,927
Schlumberger, Ltd.	158,301	13,862,419
Weatherford International, Ltd. (I)	284,077	3,846,403

Oil, Gas & Consumable Fuels 5.3%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111
ConocoPhillips	51,629	3,353,304
Crescent Point Energy Corp. (L)	37,831	1,308,418
Denbury Resources, Inc. (I)	276,412	4,441,941
Devon Energy Corp.	45,729	2,708,071
Exxon Mobil Corp.	69,242	6,381,343
Kinder Morgan, Inc.	120,000	4,081,200
Occidental Petroleum Corp.	70,634	6,185,419
Spectra Energy Corp.	302,326	10,868,620
Suncor Energy, Inc.	202,770	6,656,939
The Williams Companies, Inc.	280,788	11,369,106
Total SA, ADR (L)	61,218	3,499,833

1

Balanced Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials 14.3%		$166,667,131

Capital Markets 4.2%
Apollo Global Management LLC, Class A	52,494	1,703,430
Ares Capital Corp.	665,173	11,780,214
BlackRock, Inc.	31,860	9,572,974
Franklin Resources, Inc.	127,245	6,618,012
Hercules Technology Growth Capital, Inc.	216,036	3,426,331
Och-Ziff Capital Management Group LLC, Class A	133,519	1,866,596
The Blackstone Group LP	63,826	2,090,302
The Carlyle Group LP	173,566	6,041,832
The Goldman Sachs Group, Inc.	33,544	5,505,241

Commercial Banks 2.3%
HSBC Holdings PLC, ADR (L)	206,691	10,642,520
PNC Financial Services Group, Inc.	96,998	7,748,200
U.S. Bancorp	216,598	8,605,439

Diversified Financial Services 3.5%
Berkshire Hathaway, Inc., Class B (I)	93,593	10,444,979
Citigroup, Inc.	126,955	6,021,476
JPMorgan Chase & Company	440,786	24,401,913

Insurance 1.8%
MetLife, Inc.	367,753	18,038,285
Validus Holdings, Ltd.	77,491	2,783,477

Real Estate Investment Trusts 2.3%
American Capital Agency Corp.	97,395	2,040,425
Digital Realty Trust, Inc.	124,637	6,355,241
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	400,147	5,293,945
MFA Financial, Inc.	232,319	1,693,606
Spirit Realty Capital, Inc.	242,677	2,572,376
Weyerhaeuser Company	300,000	8,964,000

Thrifts & Mortgage Finance 0.2%
Home Loan Servicing Solutions, Ltd.	64,151	1,316,379
New York Community Bancorp, Inc. (L)	70,410	1,139,938

Health Care 8.8%		102,420,122

Biotechnology 0.7%
Amgen, Inc.	72,318	8,602,226

Health Care Equipment & Supplies 1.3%
Abbott Laboratories	178,781	6,554,111
Medtronic, Inc.	155,362	8,787,275

Health Care Providers & Services 1.3%
Cardinal Health, Inc.	94,354	6,417,959
Express Scripts Holding Company (I)	114,110	8,522,876

Pharmaceuticals 5.5%
AbbVie, Inc.	136,094	6,699,908
Eli Lilly & Company	77,105	4,164,441
Merck & Company, Inc.	179,889	9,528,720
Novartis AG, ADR	56,012	4,428,869
Pfizer, Inc.	592,339	18,007,106
Roche Holding AG, ADR	229,506	15,744,112
Sanofi, ADR	101,483	4,962,519

2

Balanced Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Industrials 6.3%		$73,823,486

Aerospace & Defense 2.1%
Honeywell International, Inc.	83,970	7,660,583
United Technologies Corp.	147,401	16,806,662

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	73,940	7,041,306

Commercial Services & Supplies 0.9%
Iron Mountain, Inc.	108,373	2,862,131
Republic Services, Inc.	248,858	7,970,922

Construction & Engineering 0.7%
Fluor Corp.	117,310	8,910,868

Industrial Conglomerates 1.5%
Danaher Corp.	99,604	7,409,542
General Electric Company	387,269	9,732,070

Professional Services 0.5%
Nielsen Holdings NV	128,385	5,429,402

Information Technology 10.4%		121,452,993

Communications Equipment 2.2%
QUALCOMM, Inc.	354,536	26,313,662

Computers & Peripherals 2.6%
Apple, Inc.	39,567	19,807,240
EMC Corp.	434,287	10,527,117

Internet Software & Services 2.3%
eBay, Inc. (I)	65,817	3,501,464
Google, Inc., Class A (I)	17,315	20,448,496
LinkedIn Corp., Class A (I)	11,339	2,440,266

Software 3.3%
Intuit, Inc.	107,770	7,894,153
Microsoft Corp.	594,183	22,489,827
Oracle Corp.	217,636	8,030,768

Materials 2.3%		26,963,143

Chemicals 2.3%
Air Products & Chemicals, Inc.	25,462	2,677,075
E.I. du Pont de Nemours & Company	190,794	11,640,342
Eastman Chemical Company	91,823	7,158,521
Ecolab, Inc.	52,157	5,243,865

Metals & Mining 0.0%
Avalon Rare Metals, Inc. (I)	451,700	243,340

Telecommunication Services 1.9%		22,166,476

Diversified Telecommunication Services 1.9%
American Tower Corp.	132,188	10,691,365
CenturyLink, Inc. (L)	397,613	11,475,111

Utilities 1.9%		22,497,066

Electric Utilities 0.8%
PPL Corp.	312,210	9,544,260

Independent Power Producers & Energy Traders 0.8%
AES Corp.	463,782	6,520,775

3

Balanced Fund
As of 1-31-14 (Unaudited)

			Shares	Value

Utilities (continued)

Calpine Corp. (I)			175,763	$3,335,982

Multi-Utilities 0.3%
TECO Energy, Inc.			189,014	3,096,049

Preferred Securities 1.0%				$11,721,319

(Cost $9,912,542)

Financials 0.2%				2,659,819

Capital Markets 0.1%
Hercules Technology Growth Capital, Inc., 7.000%			59,525	1,534,019
The Goldman Sachs Group, Inc., 5.500%			15,975	369,342

Commercial Banks 0.1%
Regions Financial Corp., 6.375%			19,025	443,473
Wells Fargo & Company, Series L, 7.500%			150	173,625

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%			2,600	139,360

Industrials 0.8%				9,061,500

Aerospace & Defense 0.8%
United Technologies Corp., 7.500% (L)			140,641	9,061,500

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government & Agency Obligations 9.6%				$111,308,664

(Cost $111,029,108)

U.S. Government 5.4%				62,225,671

U.S. Treasury
Bond	3.625	08/15/43	16,560,000	16,614,333
Note	1.250	11/30/18	4,000,000	3,963,124
Note	1.375	09/30/18	10,155,000	10,146,277
Note	1.875	06/30/20	13,800,000	13,723,451
Note	2.750	11/15/23	17,627,000	17,778,486

U.S. Government Agency 4.2%				49,082,993

Federal Home Loan Mortgage Corp.
30 Year Pass Thru	3.000	03/01/43	1,409,258	1,373,366
30 Year Pass Thru	5.000	04/01/41	3,167,383	3,450,220
Federal National Mortgage Association
15 Year Pass Thru	3.000	07/01/27	1,219,866	1,261,418
15 Year Pass Thru	3.500	02/01/26	233,636	246,897
15 Year Pass Thru	3.500	03/01/26	846,376	894,414
15 Year Pass Thru	6.500	08/01/16	3,036	3,183
30 Year Pass Thru	3.000	02/01/43	960,376	935,466
30 Year Pass Thru	3.000	03/01/43	349,242	340,947
30 Year Pass Thru	3.000	05/01/43	512,240	500,074
30 Year Pass Thru	3.500	06/01/42	8,487,266	8,634,134
30 Year Pass Thru	4.000	01/01/42	5,845,828	6,132,410
30 Year Pass Thru	4.500	05/01/41	2,391,370	2,566,333
30 Year Pass Thru	4.500	07/01/41	6,672,842	7,168,354
30 Year Pass Thru	5.000	03/01/41	3,872,250	4,262,803
30 Year Pass Thru	5.000	04/01/41	5,913,643	6,504,546

4

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

U.S. Government Agency (continued)

30 Year Pass Thru	5.500	11/01/39		1,916,561	$2,113,533
30 Year Pass Thru	6.000	07/01/38		1,649,277	1,832,915
30 Year Pass Thru	6.500	01/01/39		716,937	801,461
30 Year Pass Thru	7.000	06/01/32		1,846	2,147
30 Year Pass Thru	7.500	04/01/31		4,879	5,752
30 Year Pass Thru	8.000	01/01/31		3,849	4,657
Government National Mortgage Association
30 Year Pass Thru	6.500	04/15/29		40,530	46,652
30 Year Pass Thru	9.000	04/15/21		1,110	1,311

Corporate Bonds 15.9%					$185,861,875

(Cost $181,590,906)

Consumer Discretionary 1.6%					19,149,267

Auto Components 0.2%
Allison Transmission, Inc. (S)	7.125	05/15/19		1,000,000	1,080,000
Dana Holding Corp.	6.000	09/15/23		650,000	651,625
Stackpole International Intermediate Company SA (S)	7.750	10/15/21		430,000	448,275

Automobiles 0.7%
Ford Motor Credit Company LLC	5.000	05/15/18		461,000	511,185
Ford Motor Credit Company LLC	5.875	08/02/21		4,295,000	4,901,527
General Motors Company (S)	4.875	10/02/23		620,000	627,750
Hyundai Capital Services, Inc. (S)	4.375	07/27/16		1,560,000	1,660,445

Hotels, Restaurants & Leisure 0.1%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	800,000	303,325
CCM Merger, Inc. (S)	9.125	05/01/19		500,000	527,500
Landry's, Inc. (S)	9.375	05/01/20		500,000	543,750
PF Chang's China Bistro, Inc. (S)	10.250	06/30/20		230,000	249,838

Internet & Catalog Retail 0.1%
QVC, Inc.	4.375	03/15/23		435,000	419,306
QVC, Inc.	5.125	07/02/22		300,000	304,605

Media 0.2%
CBS Corp.	7.875	07/30/30		670,000	863,580
Cinemark USA, Inc.	4.875	06/01/23		390,000	368,550
Gibson Brands, Inc. (S)	8.875	08/01/18		185,000	196,563
Myriad International Holdings BV (S)	6.000	07/18/20		500,000	525,000
Radio One, Inc. (S)	9.250	02/15/20		195,000	198,413
Time Warner Cable, Inc.	8.250	04/01/19		525,000	621,219

Multiline Retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08/15/36		800,000	896,910

Specialty Retail 0.2%
AutoNation, Inc.	5.500	02/01/20		1,075,000	1,147,563
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19		500,000	520,000
L Brands, Inc.	6.625	04/01/21		750,000	818,438
The Hillman Group, Inc.	10.875	06/01/18		400,000	430,000

Textiles, Apparel & Luxury Goods 0.0%
Hot Topic, Inc. (S)	9.250	06/15/21		315,000	333,900

Consumer Staples 0.7%					8,291,377

Beverages 0.1%
Ajecorp BV (S)	6.500	05/14/22		350,000	334,250

5

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	495,000	$539,550

Food & Staples Retailing 0.2%
Safeway, Inc.	5.000	08/15/19	1,015,000	1,092,401
Safeway, Inc.	7.250	02/01/31	400,000	421,829
Smithfield Foods, Inc. (S)	5.875	08/01/21	125,000	126,875
Tops Holding Corp. (S)	8.875	12/15/17	245,000	267,663
Tops Holding II Corp., PIK (S)	8.750	06/15/18	350,000	363,125

Food Products 0.2%
B&G Foods, Inc.	4.625	06/01/21	210,000	203,438
Bunge, Ltd. Finance Corp.	8.500	06/15/19	500,000	624,208
KazAgro National Management Holding JSC (S)	4.625	05/24/23	760,000	687,800
Simmons Foods, Inc. (S)	10.500	11/01/17	605,000	650,375

Household Products 0.0%
Harbinger Group, Inc.	7.875	07/15/19	510,000	545,700

Personal Products 0.1%
Prestige Brands, Inc. (S)	5.375	12/15/21	465,000	465,000
Revlon Consumer Products Corp.	5.750	02/15/21	400,000	396,000

Tobacco 0.1%
Alliance One International, Inc.	9.875	07/15/21	1,335,000	1,284,938
Vector Group, Ltd.	7.750	02/15/21	270,000	288,225

Energy 1.6%				19,128,930

Energy Equipment & Services 0.1%
Exterran Partners LP	6.000	04/01/21	100,000	99,250
Key Energy Services, Inc.	6.750	03/01/21	445,000	457,238
Offshore Group Investment, Ltd.	7.125	04/01/23	330,000	330,000
RKI Exploration & Production LLC (S)	8.500	08/01/21	450,000	477,000
Rowan Companies, Inc.	4.875	06/01/22	445,000	463,850

Oil, Gas & Consumable Fuels 1.5%
Afren PLC (S)	6.625	12/09/20	650,000	646,750
BreitBurn Energy Partners LP	7.875	04/15/22	555,000	590,381
CNOOC Finance 2013, Ltd.	3.000	05/09/23	315,000	279,976
Continental Resources, Inc.	5.000	09/15/22	900,000	928,125
DCP Midstream LLC (S)	9.750	03/15/19	560,000	712,773
DCP Midstream LLC (5.850% to 5-21-23, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	585,000	541,125
DCP Midstream Operating LP	3.875	03/15/23	340,000	324,752
Ecopetrol SA	5.875	09/18/23	310,000	322,400
Energy Transfer Partners LP	5.200	02/01/22	200,000	214,343
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.778%)	7.000	06/01/67	725,000	748,563
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3
month LIBOR + 3.708%)	8.375	08/01/66	340,000	378,250
EP Energy LLC	7.750	09/01/22	300,000	331,500
EV Energy Partners LP	8.000	04/15/19	425,000	432,969
Halcon Resources Corp.	8.875	05/15/21	295,000	294,263
Hess Corp.	8.125	02/15/19	850,000	1,066,714
Kerr-McGee Corp.	6.950	07/01/24	700,000	843,844
Lukoil International Finance BV (S)	3.416	04/24/18	1,000,000	992,500
Midstates Petroleum Company, Inc.	9.250	06/01/21	640,000	665,600
Newfield Exploration Company	5.750	01/30/22	395,000	407,838
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	350,000	317,625

6

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Pacific Rubiales Energy Corp. (S)	5.375	01/26/19	400,000	$402,000
Petrobras Global Finance BV	4.375	05/20/23	530,000	467,580
Petroleos de Venezuela SA	5.375	04/12/27	705,000	347,213
Petroleos Mexicanos	4.875	01/24/22	350,000	356,370
Plains Exploration & Production Company	6.750	02/01/22	1,090,000	1,194,913
Plains Exploration & Production Company	6.875	02/15/23	195,000	215,475
Regency Energy Partners LP	5.500	04/15/23	670,000	653,250
Rex Energy Corp.	8.875	12/01/20	200,000	220,000
Summit Midstream Holdings LLC (S)	7.500	07/01/21	295,000	314,175
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%)	6.350	05/15/67	325,000	335,535
Tullow Oil PLC (S)	6.000	11/01/20	350,000	357,875
Williams Partners LP	5.250	03/15/20	900,000	998,915
WPX Energy, Inc.	6.000	01/15/22	400,000	398,000

Financials 6.3%				73,905,654

Capital Markets 0.8%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23	450,000	473,625
Jefferies Group LLC	6.875	04/15/21	650,000	752,762
Jefferies Group LLC	8.500	07/15/19	320,000	393,922
Macquarie Bank, Ltd. (S)	6.625	04/07/21	360,000	406,349
Macquarie Group, Ltd. (S)	6.000	01/14/20	300,000	335,472
Morgan Stanley	4.100	05/22/23	1,400,000	1,365,091
Morgan Stanley	5.500	01/26/20	1,000,000	1,129,876
Morgan Stanley	5.550	04/27/17	385,000	431,427
Morgan Stanley	5.750	01/25/21	265,000	301,423
Morgan Stanley	7.300	05/13/19	1,050,000	1,283,398
The Goldman Sachs Group, Inc.	5.250	07/27/21	1,415,000	1,553,302
The Goldman Sachs Group, Inc.	5.750	01/24/22	430,000	486,255
Walter Investment Management Corp. (S)	7.875	12/15/21	680,000	688,500

Commercial Banks 1.2%
Abbey National Treasury Services PLC	4.000	04/27/16	1,615,000	1,717,210
Banco do Brasil SA/Cayman Island (6.250% to 4-15-24, then
10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24	900,000	693,000
Barclays Bank PLC (S)	10.179	06/12/21	765,000	1,015,515
Barclays Bank PLC (5.926% to 12-15-16, then 3 month
LIBOR + 1.750%) (Q)(S)	5.926	12/15/16	525,000	553,875
BPCE SA (S)	5.700	10/22/23	900,000	929,592
Commerzbank AG (S)	8.125	09/19/23	1,025,000	1,124,938
Credit Agricole SA (7.875% to 1-23-24, then 5 year U.S.
Swap Rate + 4.898%) (Q)(S)	7.875	01/23/24	875,000	888,125
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR
+ 3.033%) (Q)	5.100	06/20/23	635,000	560,388
HBOS PLC (S)	6.000	11/01/33	800,000	804,480
HBOS PLC (S)	6.750	05/21/18	1,403,000	1,592,130
ICICI Bank, Ltd. (S)	4.700	02/21/18	600,000	616,844
ICICI Bank, Ltd. (S)	5.750	11/16/20	500,000	523,002
PNC Financial Services Group, Inc. (P)(Q)	4.459	03/17/14	385,000	385,481
PNC Financial Services Group, Inc. (4.850% to 6-1-23, then
3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	415,000	375,575
Sberbank of Russia (S)	6.125	02/07/22	400,000	417,000
Swedbank AB (S)	2.125	09/29/17	630,000	636,997

7

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	200,000	$214,000
Wells Fargo & Company, Series K (7.980% to 3-15-18, then
3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	1,012,000	1,141,030

Consumer Finance 0.4%
Ally Financial, Inc.	4.750	09/10/18	475,000	496,375
Capital One Financial Corp.	4.750	07/15/21	620,000	673,381
Credit Acceptance Corp. (S)	6.125	02/15/21	590,000	600,325
Discover Bank	7.000	04/15/20	2,000,000	2,365,670
DTEK Finance PLC (S)	7.875	04/04/18	500,000	443,750
Springleaf Finance Corp.	6.000	06/01/20	450,000	450,000

Diversified Financial Services 1.9%
Bank of America Corp.	3.300	01/11/23	300,000	288,074
Bank of America Corp.	5.000	05/13/21	1,100,000	1,205,117
Bank of America Corp.	5.700	01/24/22	600,000	684,410
Bank of America Corp.	6.875	04/25/18	1,150,000	1,372,165
Bank of Ceylon (S)	6.875	05/03/17	300,000	306,750
Citigroup, Inc.	3.875	10/25/23	300,000	296,290
Citigroup, Inc.	5.500	09/13/25	655,000	691,255
Citigroup, Inc.	6.125	08/25/36	350,000	375,849
Comcel Trust (S)	6.875	02/06/24	550,000	540,282
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23	400,000	410,000
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass
Through (S)	5.125	11/30/22	300,351	311,614
General Electric Capital Corp.	5.550	05/04/20	2,350,000	2,729,358
General Electric Capital Corp. (6.375% to 11-15-17, then 3
month LIBOR + 2.289%)	6.375	11/15/67	240,000	260,400
General Electric Capital Corp. (7.125% until 6-15-22, then 3
month LIBOR + 5.296%) (Q)	7.125	06/15/22	800,000	899,000
ING Bank NV (S)	5.800	09/25/23	430,000	450,682
ING US, Inc.	5.500	07/15/22	385,000	427,212
ING US, Inc. (5.650% to 5-15-23, then 3 month LIBOR +
3.580%)	5.650	05/15/53	360,000	345,600
JPMorgan Chase & Company	4.625	05/10/21	1,085,000	1,177,905
JPMorgan Chase & Company (5.150% to 5-1-23, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	535,000	486,181
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	600,000	663,720
Leucadia National Corp.	5.500	10/18/23	1,055,000	1,082,880
Nationstar Mortgage LLC	7.875	10/01/20	395,000	402,900
Rabobank Nederland NV	3.875	02/08/22	1,735,000	1,769,218
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month
LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	2,224,000	2,924,560
SPL Logistics Escrow LLC (S)	8.875	08/01/20	264,000	285,120
The Bear Stearns Companies LLC	7.250	02/01/18	1,000,000	1,197,268
UBS AG	7.625	08/17/22	615,000	707,589

Insurance 0.9%
Aflac, Inc.	8.500	05/15/19	1,500,000	1,943,030
American International Group, Inc.	4.125	02/15/24	430,000	435,844
American International Group, Inc. (8.175% to 5-15-38, then
3 month LIBOR + 4.195%)	8.175	05/15/58	470,000	583,975
Compass Investors, Inc. (S)	7.750	01/15/21	490,000	502,863

8

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR + 2.125%) (S)	6.505	02/12/67	1,000,000	$990,000
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	1,000,000	1,074,078
Lincoln National Corp. (6.050% to 4-20-17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	650,000	640,250
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	150,000	153,000
MetLife, Inc.	6.400	12/15/36	430,000	445,050
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	400,000	419,500
Pacific LifeCorp. (S)	6.000	02/10/20	260,000	296,915
Prudential Financial, Inc. (P)	5.200	03/15/44	160,000	153,920
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month
LIBOR + 4.175%)	5.875	09/15/42	600,000	615,000
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	500,000	643,204
The Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	600,000	661,500
White Mountains Re Group, Ltd. (7.506% to 6-30-17, then 3
month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	500,000	519,291
WR Berkley Corp.	5.375	09/15/20	300,000	333,085

Real Estate Investment Trusts 1.0%
American Tower Corp.	4.700	03/15/22	550,000	573,348
Corrections Corp. of America	4.625	05/01/23	480,000	450,000
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	1,230,000	1,400,316
Health Care REIT, Inc.	4.125	04/01/19	1,480,000	1,575,672
Health Care REIT, Inc.	6.125	04/15/20	2,000,000	2,294,564
Highwoods Realty LP	5.850	03/15/17	925,000	1,025,388
Host Hotels & Resorts LP	5.250	03/15/22	500,000	535,555
ProLogis LP	3.350	02/01/21	570,000	563,710
Realty Income Corp.	4.650	08/01/23	205,000	212,657
Ventas Realty LP	4.000	04/30/19	1,200,000	1,276,828
Ventas Realty LP	4.750	06/01/21	720,000	768,998
Weyerhaeuser Company	7.375	03/15/32	750,000	951,479

Real Estate Management & Development 0.0%
NANA Development Corp. (S)	9.500	03/15/19	360,000	373,500

Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage LLC	9.625	05/01/19	340,000	381,650

Health Care 0.4%				4,590,549

Health Care Equipment & Supplies 0.1%
Alere, Inc.	7.250	07/01/18	450,000	492,750

Health Care Providers & Services 0.1%
Community Health Systems, Inc. (S)	6.875	02/01/22	115,000	117,875
National Mentor Holdings, Inc. (S)	12.500	02/15/18	695,000	738,438
Select Medical Corp.	6.375	06/01/21	425,000	426,594
WellCare Health Plans, Inc.	5.750	11/15/20	275,000	284,625

Pharmaceuticals 0.2%
Endo Health Solutions, Inc.	7.250	01/15/22	425,000	452,625
Forest Laboratories, Inc. (S)	5.000	12/15/21	450,000	447,750
Mylan, Inc. (S)	7.875	07/15/20	770,000	868,923
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21	340,000	354,450
Valeant Pharmaceuticals International, Inc. (S)	7.500	07/15/21	365,000	406,519

9

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 1.8%				$21,537,484

Aerospace & Defense 0.3%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	645,000	691,763
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	2,680,000	2,405,300

Airlines 0.5%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	1,165,737	1,247,338
American Airlines 2013-2 Class A Pass Through Trust (S)	4.950	01/15/23	543,424	578,747
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07/15/20	243,611	250,919
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06/20/24	930,000	973,013
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06/20/20	225,000	237,938
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	1,345,499	1,533,869
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	907,693	998,462

Building Products 0.2%
Owens Corning	4.200	12/15/22	590,000	583,548
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,000,000	2,090,000

Commercial Services & Supplies 0.2%
Ahern Rentals, Inc. (S)	9.500	06/15/18	275,000	298,375
Casella Waste Systems, Inc.	7.750	02/15/19	490,000	502,250
Iron Mountain, Inc.	5.750	08/15/24	450,000	420,750
Iron Mountain, Inc.	6.000	08/15/23	430,000	442,363
Safway Group Holding LLC (S)	7.000	05/15/18	245,000	258,475

Construction & Engineering 0.1%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	690,000	545,100
Empresas ICA SAB de CV (S)	8.375	07/24/17	300,000	303,000
Tutor Perini Corp.	7.625	11/01/18	575,000	613,813

Electrical Equipment 0.0%
Coleman Cable, Inc.	9.000	02/15/18	500,000	525,000

Industrial Conglomerates 0.1%
KOC Holding AS (S)	3.500	04/24/20	480,000	405,000
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	450,000	421,875
Tenedora Nemak SA de CV (S)	5.500	02/28/23	450,000	434,250

Marine 0.1%
Navios Maritime Acquisition Corp. (S)	8.125	11/15/21	400,000	408,000
Navios South American Logistics, Inc.	9.250	04/15/19	450,000	482,063

Trading Companies & Distributors 0.3%
Air Lease Corp.	3.375	01/15/19	715,000	715,894
Air Lease Corp.	4.750	03/01/20	325,000	333,938
Air Lease Corp.	5.625	04/01/17	260,000	285,025
Aircastle, Ltd.	6.250	12/01/19	240,000	258,300
Glencore Funding LLC (S)	4.125	05/30/23	650,000	608,953
International Lease Finance Corp. (S)	7.125	09/01/18	1,455,000	1,684,163

Information Technology 0.2%				2,151,551

Communications Equipment 0.0%
Altice Financing SA (S)	6.500	01/15/22	225,000	228,375

Computers & Peripherals 0.0%
NCR Escrow Corp. (S)	5.875	12/15/21	365,000	378,688

Internet Software & Services 0.1%
Ancestry.com, Inc. (S)	9.625	10/15/18	300,000	312,750

10

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

Ancestry.com, Inc.	11.000	12/15/20	265,000	$310,050
Healthcare Technology Intermediate, Inc., PIK (S)	7.375	09/01/18	200,000	206,750

Software 0.1%
Aspect Software, Inc.	10.625	05/15/17	480,000	486,000
Blackboard, Inc. (S)	7.750	11/15/19	225,000	228,938

Materials 1.4%				16,049,312

Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000	05/07/20	2,065,000	2,227,619
CF Industries, Inc.	7.125	05/01/20	600,000	714,548
LyondellBasell Industries NV	5.000	04/15/19	760,000	851,527
Methanex Corp.	5.250	03/01/22	525,000	565,768
Rain CII Carbon LLC (S)	8.250	01/15/21	170,000	174,250

Construction Materials 0.1%
American Gilsonite Company (S)	11.500	09/01/17	600,000	574,500
Cemex SAB de CV (S)	6.500	12/10/19	550,000	558,250
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	500,000	480,000

Containers & Packaging 0.2%
ARD Finance SA, PIK (S)	11.125	06/01/18	316,687	338,063
Consolidated Container Company LLC (S)	10.125	07/15/20	400,000	424,000
Rock-Tenn Company	4.000	03/01/23	700,000	697,379
Wise Metals Group LLC (S)	8.750	12/15/18	465,000	492,900

Metals & Mining 0.6%
Allegheny Technologies, Inc.	5.950	01/15/21	180,000	189,929
Allegheny Technologies, Inc.	9.375	06/01/19	1,095,000	1,346,679
AngloGold Ashanti Holdings PLC (L)	8.500	07/30/20	630,000	660,713
ArcelorMittal	10.350	06/01/19	2,000,000	2,500,000
Commercial Metals Company	7.350	08/15/18	500,000	568,750
Edgen Murray Corp. (S)	8.750	11/01/20	260,000	299,650
Gerdau Trade, Inc. (S)	4.750	04/15/23	325,000	292,500
MMC Finance, Ltd. (S)	5.550	10/28/20	300,000	295,500
SunCoke Energy, Inc.	7.625	08/01/19	227,000	244,593
Vedanta Resources PLC (S)	7.125	05/31/23	300,000	268,125
Xstrata Finance Canada, Ltd. (S)	4.250	10/25/22	360,000	346,016

Paper & Forest Products 0.1%
Georgia-Pacific LLC	7.250	06/01/28	200,000	251,520
International Paper Company	9.375	05/15/19	400,000	528,133
Neenah Paper, Inc. (S)	5.250	05/15/21	160,000	158,400

Telecommunication Services 1.3%				14,639,099

Diversified Telecommunication Services 1.0%
American Tower Corp.	3.400	02/15/19	400,000	413,618
CenturyLink, Inc.	5.625	04/01/20	150,000	151,500
CenturyLink, Inc.	5.800	03/15/22	505,000	497,425
CenturyLink, Inc.	6.450	06/15/21	400,000	416,500
CenturyLink, Inc.	7.600	09/15/39	665,000	591,850
Crown Castle Towers LLC (S)	6.113	01/15/20	750,000	861,496
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	725,000	725,390
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	1,475,000	1,581,908
T-Mobile USA, Inc.	6.125	01/15/22	240,000	245,400
Telecom Italia Capital SA	6.999	06/04/18	400,000	447,000
Telecom Italia Capital SA	7.200	07/18/36	1,875,000	1,870,313

11

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Telecommunication Services (continued)

Telecom Italia Capital SA	7.721	06/04/38	1,175,000	$1,210,250
Telefonica Emisiones SAU	6.421	06/20/16	925,000	1,031,914
Verizon Communications, Inc.	4.500	09/15/20	720,000	776,166
Verizon Communications, Inc.	6.550	09/15/43	770,000	926,559

Wireless Telecommunication Services 0.3%
Digicel Group, Ltd. (S)	8.250	09/30/20	885,000	920,400
MetroPCS Wireless, Inc. (S)	6.250	04/01/21	285,000	296,044
Millicom International Cellular SA (S)	4.750	05/22/20	265,000	251,088
Millicom International Cellular SA (S)	6.625	10/15/21	450,000	452,930
SBA Tower Trust (S)	3.598	04/15/18	590,000	577,848
SoftBank Corp. (S)	4.500	04/15/20	400,000	393,500

Utilities 0.6%				6,418,652

Electric Utilities 0.2%
Beaver Valley II Funding Corp.	9.000	06/01/17	137,000	146,637
DPL, Inc.	7.250	10/15/21	650,000	646,750
Electricite de France SA (5.250% to 1-29-23, then 10 Year
U.S. Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	260,000	251,225
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	620,000	660,682
Israel Electric Corp., Ltd. (S)	7.250	01/15/19	500,000	560,925
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17,
then 3 month LIBOR + 2.125%)	6.650	06/15/67	280,000	285,250

Independent Power Producers & Energy Traders 0.1%
AES Corp.	4.875	05/15/23	150,000	140,438
Calpine Corp. (S)	6.000	01/15/22	160,000	165,600
NRG Energy, Inc.	7.625	01/15/18	500,000	562,500

Multi-Utilities 0.3%
CMS Energy Corp.	5.050	03/15/22	885,000	981,145
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%)	6.110	12/01/66	2,000,000	2,017,500

Capital Preferred Securities 0.2%				$2,609,256

(Cost $2,623,490)

Financials 0.2%				2,609,256

Capital Markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000	03/07/14	1,195,000	894,756

Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32 then 3 month
LIBOR + 3.960%) (S)	7.875	12/15/37	160,000	184,400
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	1,430,000	1,530,100

Term Loans (M) 0.1%				$1,024,350

(Cost $993,192)

Energy 0.0%				322,600

Oil, Gas & Consumable Fuels 0.0%
Templar Energy LLC	8.000	11/25/20	320,000	322,600

12

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials 0.1%				$701,750

Air Freight & Logistics 0.1%
Syncreon Group BV	5.250	10/28/20	700,000	701,750

Collateralized Mortgage Obligations 5.3%				$61,467,808

(Cost $65,073,297)

Commercial & Residential 3.6%				41,724,554

American Home Mortgage Assets Trust
Series 2006-6, Class XP IO	2.025	12/25/46	14,393,420	936,344
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.378	06/25/45	812,518	734,387
Banc of America Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.760	09/15/26	560,000	561,584
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-4, Class AM	5.675	07/10/46	1,085,000	1,183,137
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.600	03/25/35	634,430	648,059
Series 2005-5, Class A2 (P)	2.250	08/25/35	859,977	873,816
Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.718	07/25/35	927,059	860,799
Series 2005-7, Class 11A1 (P)	0.698	08/25/35	1,017,739	949,730
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10/25/34	522,631	536,887
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P) (S)	5.895	07/10/46	530,000	565,015
Series 2012-CR2, Class XA IO	1.939	08/15/45	4,386,345	484,634
Series 2012-CR5, Class XA IO	1.926	12/10/45	5,400,005	567,514
Series 2012-LC4, Class C (P)	5.648	12/10/44	895,000	968,048
Series 2013-300P, Class D (P) (S)	4.394	08/10/30	1,000,000	942,456
Series 2013-CR11, Class B (P)	5.165	10/10/46	970,000	1,027,595
Series 2013-CR13, Class C (P)	4.757	10/10/46	575,000	573,725
Series 2013-LC13, Class B (P) (S)	5.009	08/10/46	755,000	790,040
Series 2014-TWC, Class D (P) (S)	2.410	02/13/32	740,000	740,000
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (P)	0.698	06/25/34	899,254	839,255
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.308	12/05/31	800,000	790,174
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.129	08/19/34	690,453	671,397
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.820	07/10/38	635,000	694,714
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.763	11/08/29	905,000	905,015
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.656	09/25/35	900,526	898,355
HarborView Mortgage Loan Trust
Series 2005-9, Class 2A1C (P)	0.607	06/20/35	884,096	818,963
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.918	11/05/30	697,600	697,755
Series 2013-HLT, Class DFX (S)	4.407	11/05/30	344,000	350,058
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM (P)	5.994	02/15/51	1,080,000	1,196,004
Series 2007-LDPX, Class AM (P)	5.464	01/15/49	1,225,000	1,271,837

13

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2012-HSBC, Class XA IO (S)	1.431	07/05/32	4,740,000	$483,366
Series 2012-PHH, Class D (P) (S)	3.428	10/15/25	285,000	286,714
Series 2013-INMZ, Class M (P) (S)	6.138	09/15/18	765,000	769,468
Series 2013-JWRZ, Class D (P) (S)	3.150	04/15/30	540,000	540,012
Series 2014-FBLU, Class D (P) (S)	2.765	12/15/28	1,220,000	1,221,564
Series 2014-FBLU, Class E (P) (S)	3.665	12/15/28	285,000	285,362
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,400,000	1,536,987
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.258	11/25/34	825,000	766,232
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.146	12/25/34	764,513	772,128
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.188	02/15/46	810,000	775,129
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.782	08/25/34	1,007,348	995,237
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.488	05/25/35	587,128	554,359
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	1,250,000	1,256,431
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	335,000	331,485
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.792	05/10/63	3,509,344	311,107
VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03/20/26	439,184	443,163
VNDO Mortgage Trust
Series 2013-PENN, Class D (P) (S)	3.947	12/13/29	685,000	673,317
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	365,000	399,635
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.448	12/25/45	700,339	649,262
Series 2005-AR2, Class 2A1B (P)	0.528	01/25/45	318,280	291,128
Series 2005-AR2, Class 2A3 (P)	0.508	01/25/45	1,314,057	1,214,060
Series 2005-AR8, Class 2AB2 (P)	0.578	07/25/45	793,445	743,101
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.710	03/18/28	1,470,000	1,362,990
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	900,000	744,857
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.252	11/15/45	6,419,371	791,239
Series 2013-C16, Class B (P)	4.985	09/15/46	425,000	448,924

U.S. Government Agency 1.7%				19,743,254

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	5,482,943	1,073,354
Series 3794, Class PI IO	4.500	02/15/38	3,301,267	389,360
Series 4068, Class AP	3.500	06/15/40	4,276,580	4,460,661
Series K017, Class X1 IO	1.445	12/25/21	3,045,787	266,847
Series K022, Class X1 IO	1.305	07/25/22	7,096,579	603,358
Series K709, Class X1 IO	1.543	03/25/19	3,189,237	216,326
Series K710, Class X1 IO	1.782	05/25/19	3,476,008	277,987
Series K711, Class X1 IO	1.710	07/25/19	8,465,480	664,142
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05/25/39	3,183,983	450,174
Series 2011-146, Class MA	3.500	08/25/41	1,136,727	1,184,305

14

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Series 2012-118, Class IB IO	3.500	11/25/42	1,952,452	$432,230
Series 2012-137, Class WI IO	3.500	12/25/32	2,227,262	447,462
Series 2012-67, Class KG	3.500	02/25/41	1,296,843	1,341,735
Series 2012-98, Class JP	3.500	03/25/42	3,983,999	4,175,956
Series 402, Class 4 IO	4.000	10/25/39	3,743,870	765,539
Series 407, Class 15 IO	5.000	01/25/40	3,625,517	664,246
Series 407, Class 21 IO	5.000	01/25/39	1,905,274	288,678
Series 407, Class 7 IO	5.000	03/25/41	3,312,672	633,922
Series 407, Class 8 IO	5.000	03/25/41	1,640,436	307,678
Government National Mortgage Association
Series 2012-114, Class IO	1.032	01/16/53	3,609,643	331,539
Series 2013-42, Class IA IO	3.500	03/20/43	1,848,712	309,175
Series 2013-42, Class YI IO	3.500	03/20/43	3,097,197	458,580

Asset Backed Securities 1.7%				$19,359,477

(Cost $18,757,865)

Asset Backed Securities 1.7%				19,359,477

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.288	10/25/36	165,595	84,104
Series 2006-ASP5, Class A2C (P)	0.338	10/25/36	326,934	166,779
Series 2006-ASP5, Class A2D (P)	0.418	10/25/36	624,769	320,853
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.608	05/25/35	440,000	418,076
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.608	10/25/35	1,060,000	885,027
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.628	05/25/35	865,000	790,698
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.238	01/25/34	281,339	270,911
Series 2004-W6, Class M1 (P)	0.708	05/25/34	305,304	296,893
Series 2006-M2, Class A2C (P)	0.308	09/25/36	2,181,490	868,918
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.398	07/25/36	1,000,089	921,965
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.871	06/25/37	1,033,825	1,041,262
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	1,408,969	1,427,707
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110	02/25/35	768,485	790,877
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	1,134,900	1,217,184
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.848	11/25/35	805,000	744,331
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.923	06/25/35	420,008	413,389
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (P)	0.428	10/25/35	1,141,769	1,074,075
GSAA Trust
Series 2005-10, Class M3 (P)	0.708	06/25/35	740,000	691,126
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.338	02/25/36	326,565	307,245
Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.628	12/25/35	400,000	389,390

15

Balanced Fund
As of 1-31-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Asset Backed Securities (continued)

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.908	09/25/35	417,233	$387,450
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.308	06/25/36	489,939	320,161
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.608	03/25/35	370,000	347,860
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.578	03/25/35	450,000	423,094
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	572,971	615,246
Specialty Underwriting & Residential Finance Trust
Series 2006-BC 1, Class A2D (P)	0.458	12/25/36	1,100,000	1,038,783
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	495,176	498,148
Series 2012-2A, Class B (S)	4.500	01/20/25	935,333	946,613
Series 2012-3A, Class A (S)	2.500	03/20/25	1,064,229	1,066,890
Series 2012-3A, Class B (S)	4.500	03/20/25	312,259	316,556
Series 2013-1A, Class B (S)	3.750	08/20/25	280,673	277,866

		Yield (%)	Shares	Value

Securities Lending Collateral 2.7%				$31,071,325

(Cost $31,071,818)

John Hancock Collateral Investment Trust (W)		0.1428(Y)	3,105,114	31,071,325

			Par value	Value

Short-Term Investments 1.3%				$15,536,000

(Cost $15,536,000)

Repurchase Agreement 1.3%				15,536,000

Barclays Tri-Party Repurchase Agreement dated 1-31-14 at 0.020% to be repurchased at $15,536,026 on 2-3-14, collateralized by
$15,936,200 U.S. Treasury Notes, 0.750% due 6-30-17 (valued at
$15,846,834, including interest)			$15,536,000	15,536,000

Total investments (Cost $975,605,727)† 102.2%				$1,190,895,721

Other assets and liabilities, net (2.2%)				($25,090,483)

Total net assets 100.0%			$1,165,805,238

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviation

BRL	Brazilian Real

ADR	American Depositary Receipts
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate

16

Balanced Fund
As of 1-31-14 (Unaudited)

PIK Paid-in-kind

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-14. The value of securities on loan amounted to $30,380,913.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $983,422,766. Net unrealized appreciation aggregated $207,472,955 of which $226,557,512 related to appreciated investment securities and $19,084,557 related to depreciated investment securities.

17

Balanced Fund
As of 1-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

18

Balanced Fund
As of 1-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$69,168,478	$69,168,478	—	—
Consumer Staples	63,724,698	63,724,698	—	—
Energy	82,052,054	82,050,943	—	$1,111
Financials	166,667,131	166,667,131	—	—
Health Care	102,420,122	102,420,122	—	—
Industrials	73,823,486	73,823,486	—	—
Information Technology	121,452,993	121,452,993	—	—
Materials	26,963,143	26,963,143	—	—
Telecommunication Services	22,166,476	22,166,476	—	—
Utilities	22,497,066	22,497,066	—	—
Preferred Securities
Financials	2,659,819	2,659,819	—	—
Industrials	9,061,500	9,061,500	—	—
U.S. Government & Agency Obligations	111,308,664	—	$111,308,664	—
Corporate Bonds
Consumer Discretionary	19,149,267	—	19,149,267	—
Consumer Staples	8,291,377	—	8,291,377	—
Energy	19,128,930	—	19,128,930	—
Financials	73,905,654	—	73,905,654	—
Health Care	4,590,549	—	4,590,549	—
Industrials	21,537,484	—	21,537,484	—
Information Technology	2,151,551	—	2,151,551	—
Materials	16,049,312	—	16,049,312	—
Telecommunication Services	14,639,099	—	14,639,099	—
Utilities	6,418,652	—	6,418,652	—
Capital Preferred Securities	2,609,256	—	2,609,256	—
Term Loans
Energy	322,600	—	322,600	—
Industrials	701,750	—	701,750	—
Collateralized Mortgage Obligations	61,467,808	—	61,467,808	—
Asset Backed Securities	19,359,477	—	19,359,477	—
Securities Lending Collateral	31,071,325	31,071,325	—	—
Short-Term Investments	15,536,000	—	15,536,000	—

Total Investments in Securities	$1,190,895,721	$793,727,180	$397,167,430	$1,111

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the

19

Balanced Fund
As of 1-31-14 (Unaudited)

components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

20

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Balanced Fund.

36Q1 1/14
3/14

John Hancock INVESTMENTS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Large Cap Equity Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.4%		$1,864,932,360

(Cost $1,464,238,901)

Consumer Discretionary 18.0%		352,404,707

Hotels, Restaurants & Leisure 1.5%
McDonald's Corp.	310,143	29,206,166

Household Durables 7.1%
Lennar Corp., Class A	1,858,146	74,623,143
NVR, Inc. (I)	35,050	40,427,021
Tempur Sealy International, Inc. (I)	475,508	23,437,789

Internet & Catalog Retail 5.7%
Amazon.com, Inc. (I)	311,849	111,857,118

Media 1.0%
Omnicom Group, Inc.	281,126	20,404,125

Specialty Retail 2.7%
AutoZone, Inc. (I)	40,318	19,959,829
Lowe's Companies, Inc.	701,869	32,489,516

Consumer Staples 5.3%		102,717,279

Beverages 4.6%
Diageo PLC, ADR	251,984	30,250,679
PepsiCo, Inc.	488,897	39,287,763
SABMiller PLC	425,162	19,102,697

Tobacco 0.7%
Philip Morris International, Inc.	180,140	14,076,140

Energy 11.2%		217,879,377

Energy Equipment & Services 3.8%
National Oilwell Varco, Inc.	343,065	25,733,306
Schlumberger, Ltd.	555,978	48,686,993

Oil, Gas & Consumable Fuels 7.4%
Apache Corp.	614,609	49,328,518
Brazil Ethanol, Inc. (I)(S)	500,000	5,000
Chevron Corp.	141,180	15,759,923
Exxon Mobil Corp.	170,993	15,758,715
Occidental Petroleum Corp.	473,277	41,444,867
Southwestern Energy Company (I)	520,080	21,162,055

Financials 25.1%		490,698,725

Capital Markets 9.0%
Morgan Stanley	1,814,817	53,555,250
State Street Corp.	514,303	34,432,586
T. Rowe Price Group, Inc.	322,863	25,325,374
The Goldman Sachs Group, Inc.	385,562	63,278,435

Commercial Banks 1.0%
Wells Fargo & Company	409,437	18,563,874

Consumer Finance 1.0%
American Express Company	228,312	19,411,086

Diversified Financial Services 9.7%
Bank of America Corp.	5,622,097	94,170,125
JPMorgan Chase & Company	1,720,665	95,256,014

1

Large Cap Equity Fund
As of 1-31-14 (Unaudited)

	Shares	Value
Financials (continued)

Insurance 4.4%
American International Group, Inc.	1,135,939	$54,479,634
Prudential Financial, Inc.	381,874	32,226,347

Health Care 6.1%		119,836,389

Biotechnology 1.0%
Amgen, Inc.	172,262	20,490,565

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	494,710	27,980,798

Pharmaceuticals 3.7%
Merck & Company, Inc.	716,056	37,929,486
Novartis AG, ADR	422,860	33,435,540

Industrials 6.2%		121,818,247

Aerospace & Defense 1.1%
L-3 Communications Holdings, Inc.	188,242	20,908,039

Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	242,134	23,058,421

Industrial Conglomerates 1.8%
General Electric Company	1,411,344	35,467,075

Machinery 0.9%
Caterpillar, Inc.	195,589	18,367,763

Professional Services 1.2%
IHS, Inc., Class A (I)	211,771	24,016,949

Information Technology 23.5%		459,577,636

Communications Equipment 6.4%
Cisco Systems, Inc.	1,548,024	33,917,206
QUALCOMM, Inc.	1,221,211	90,638,280

Computers & Peripherals 7.2%
Apple, Inc.	196,000	98,117,600
EMC Corp.	1,797,024	43,559,862

Internet Software & Services 4.9%
Google, Inc., Class A (I)	81,392	96,121,510

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	1,156,393	28,377,884

Software 3.5%
FactSet Research Systems, Inc.	169,859	17,965,986
Oracle Corp.	1,378,843	50,879,308

Total investments (Cost $1,464,238,901)† 95.4%		$1,864,932,360

Other assets and liabilities, net 4.6%		$89,856,284

Total net assets 100.0%		$1,954,788,644

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

2

Large Cap Equity Fund
As of 1-31-14 (Unaudited)

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $1,467,845,180. Net unrealized appreciation aggregated $397,087,180, of which $420,035,550 related to appreciated investment securities and $22,948,370 related to depreciated investment securities.

3

Large Cap Equity Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$352,404,707	$352,404,707	—	—
Consumer Staples	102,717,279	83,614,582	$19,102,697	—
Energy	217,879,377	217,874,377	—	$5,000
Financials	490,698,725	490,698,725	—	—
Health Care	119,836,389	119,836,389	—	—
Industrials	121,818,247	121,818,247	—	—
Information Technology	459,577,636	459,577,636	—	—
Total Investments in Securities	$1,864,932,360	$1,845,824,663	$19,102,697	$5,000

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

50Q1 1/14
3/14

John Hancock INVESTMENTS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Small Cap Intrinsic Value Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 102.6%		$175,800,635

(Cost $149,913,313)

Consumer Discretionary 16.5%		28,195,336

Auto Components 2.2%
Azure Dynamics Corp. (I)	362,500	362
Tenneco, Inc. (I)	66,281	3,767,412

Diversified Consumer Services 1.1%
Hillenbrand, Inc.	70,924	1,919,913

Hotels, Restaurants & Leisure 4.2%
Del Frisco's Restaurant Group, Inc. (I)	103,576	2,382,248
Einstein Noah Restaurant Group, Inc.	169,069	2,579,993
Vail Resorts, Inc.	31,368	2,137,729

Internet & Catalog Retail 1.1%
HomeAway, Inc. (I)	44,769	1,829,261

Media 2.7%
AMC Entertainment Holdings, Inc., Class A (I)	13,922	297,513
Cinemark Holdings, Inc.	95,650	2,803,502
ReachLocal, Inc. (I)	123,166	1,598,695

Multiline Retail 0.8%
Big Lots, Inc. (I)	49,314	1,321,122

Specialty Retail 1.3%
Francesca's Holdings Corp. (I)	119,932	2,278,708

Textiles, Apparel & Luxury Goods 3.1%
Crocs, Inc. (I)	151,757	2,329,470
Movado Group, Inc.	78,130	2,949,408

Consumer Staples 4.6%		7,834,786

Food & Staples Retailing 2.0%
Susser Holdings Corp. (I)	56,706	3,457,932

Food Products 1.5%
Amira Nature Foods Ltd. (I)	134,163	2,551,780

Household Products 0.3%
Central Garden & Pet Company, Class A (I)	75,572	471,569

Personal Products 0.8%
Elizabeth Arden, Inc. (I)	49,908	1,353,505

Energy 3.2%		5,578,347

Energy Equipment & Services 1.5%
C&J Energy Services, Inc. (I)	95,017	2,221,497
Dawson Geophysical Company (I)	10,934	353,934

Oil, Gas & Consumable Fuels 1.7%
Kodiak Oil & Gas Corp. (I)	283,027	3,002,916

Financials 18.1%		31,003,744

Capital Markets 4.4%
Evercore Partners, Inc., Class A	45,353	2,532,512
Golub Capital BDC, Inc.	139,565	2,554,040
PennantPark Floating Rate Capital, Ltd.	81,029	1,130,355
PennantPark Investment Corp.	116,463	1,318,361

1

Small Cap Intrinsic Value Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 9.5%
Banner Corp.	61,805	$2,276,278
BBCN Bancorp, Inc.	308,539	4,643,512
City National Corp.	17,810	1,288,554
East West Bancorp, Inc.	90,134	3,015,884
Prosperity Bancshares, Inc.	29,537	1,847,835
Texas Capital Bancshares, Inc. (I)	54,929	3,266,628

Real Estate Investment Trusts 1.9%
Campus Crest Communities, Inc.	231,415	2,043,394
LaSalle Hotel Properties	40,364	1,241,597

Thrifts & Mortgage Finance 2.3%
Brookline Bancorp, Inc.	199,787	1,778,104
EverBank Financial Corp.	116,041	2,066,690

Health Care 17.5%		30,049,795

Biotechnology 2.5%
Emergent Biosolutions, Inc. (I)	179,047	4,284,595

Health Care Equipment & Supplies 11.2%
AtriCure, Inc. (I)	100,174	2,053,567
Derma Sciences, Inc. (I)	161,748	2,125,369
Given Imaging Corp. (I)	53,200	1,593,340
Greatbatch, Inc. (I)	95,885	4,076,071
STERIS Corp.	49,656	2,278,714
The Cooper Companies, Inc.	41,317	5,134,877
Tornier BV (I)	103,623	1,884,902

Health Care Providers & Services 1.0%
Patterson Companies, Inc.	44,393	1,773,944

Life Sciences Tools & Services 2.8%
Bio-Rad Laboratories, Inc., Class A (I)	38,109	4,844,416

Industrials 20.3%		34,701,967

Aerospace & Defense 2.7%
Esterline Technologies Corp. (I)	31,762	3,269,898
LMI Aerospace, Inc. (I)	100,659	1,389,094

Air Freight & Logistics 1.8%
Hub Group, Inc., Class A (I)	72,610	3,009,685

Building Products 4.1%
AO Smith Corp.	68,441	3,231,784
Trex Company, Inc. (I)	53,927	3,792,686

Construction & Engineering 1.9%
MasTec, Inc. (I)	92,037	3,307,810

Electrical Equipment 1.0%
AZZ, Inc.	39,610	1,656,094

Machinery 5.7%
CIRCOR International, Inc.	35,249	2,538,633
CLARCOR, Inc.	52,114	2,888,158
Luxfer Holdings PLC, ADR	103,455	2,166,348
Nordson Corp.	31,503	2,183,788

Trading Companies & Distributors 3.1%
Beacon Roofing Supply, Inc. (I)	60,661	2,292,379

2

Small Cap Intrinsic Value Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Industrials (continued)

Watsco, Inc.	31,448	$2,975,610

Information Technology 17.4%		29,874,449

Communications Equipment 3.0%
Aruba Networks, Inc. (I)	70,394	1,387,466
Finisar Corp. (I)	77,394	1,835,012
NETGEAR, Inc. (I)	60,198	1,920,918

Electronic Equipment, Instruments & Components 0.8%
InvenSense, Inc. (I)	74,169	1,460,388

Internet Software & Services 2.2%
ChannelAdvisor Corp. (I)	41,194	1,786,584
ValueClick, Inc. (I)	92,157	1,981,376

Semiconductors & Semiconductor Equipment 1.2%
ON Semiconductor Corp. (I)	244,101	2,040,684

Software 10.2%
Barracuda Networks, Inc. (I)	31,912	1,094,901
Cadence Design Systems, Inc. (I)	173,393	2,448,309
FleetMatics Group PLC (I)	42,842	1,714,108
Guidewire Software, Inc. (I)	43,556	2,056,279
Infoblox, Inc. (I)	53,271	1,868,747
NICE Systems, Ltd., ADR	42,309	1,669,090
Qualys, Inc. (I)	48,372	1,401,821
RealPage, Inc. (I)	57,982	1,303,435
Solera Holdings, Inc.	23,331	1,559,211
SS&C Technologies Holdings, Inc. (I)	60,436	2,346,120

Materials 5.0%		8,562,211

Chemicals 3.9%
Cytec Industries, Inc.	31,968	2,876,161
H.B. Fuller Company	81,834	3,811,828

Metals & Mining 1.1%
Compass Minerals International, Inc.	23,839	1,874,222

Warrants 0.0%		$6

(Cost $0)

CrowdGather, Inc. (Expiration Date: 8-29-16; Strike Price: $1.50) (I)	1,875,000	6

Total investments (Cost $149,913,313)† 102.6%		$175,800,641

Other assets and liabilities, net (2.6%)		($4,518,781)

Total net assets 100.0%		$171,281,860

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $149,985,301. Net unrealized appreciation aggregated $25,815,340, of which $33,123,397 related to appreciated investment securities and $7,308,057 related to depreciated investment securities.

3

Small Cap Intrinsic Value Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$28,195,336	$28,194,974	$362	—
Consumer Staples	7,834,786	7,834,786	—	—
Energy	5,578,347	5,578,347	—	—
Financials	31,003,744	31,003,744	—	—
Health Care	30,049,795	30,049,795	—	—
Industrials	34,701,967	34,701,967	—	—
Information Technology	29,874,449	29,874,449	—	—
Materials	8,562,211	8,562,211	—	—
Warrants	6	—	6	—

Total Investments in Securities	$175,800,641	$175,800,273	$368	—

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

64Q1 1/14
3/14

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Global Opportunities Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 99.2%		$167,742,307

(Cost $162,978,489)

Australia 1.5%		2,599,228

Amcor, Ltd.	277,094	2,599,228

Bermuda 1.1%		1,805,522

Catlin Group, Ltd.	208,468	1,805,522

France 5.8%		9,743,664

Safran SA	28,487	2,024,464
Total SA	81,557	4,652,960
Vivendi SA	114,224	3,066,240

Germany 1.8%		2,997,820

Deutsche Boerse AG	39,038	2,997,820

Hong Kong 1.5%		2,556,811

Hutchison Whampoa, Ltd.	206,355	2,556,811

Ireland 4.3%		7,247,522

Accenture PLC, Class A	32,033	2,558,792
Covidien PLC	31,224	2,130,726
Eaton Corp. PLC	34,998	2,558,004

Italy 2.0%		3,388,696

Eni SpA	149,225	3,388,696

Japan 3.7%		6,245,215

Canon, Inc.	59,082	1,725,835
Honda Motor Company, Ltd.	64,449	2,415,751
Meitec Corp.	18,607	496,076
Optex Company, Ltd.	28,868	451,077
Ryoyo Electro Corp.	37,574	397,270
Sankyo Company, Ltd.	8,267	391,053
Shimachu Company, Ltd.	16,549	368,153

Luxembourg 2.8%		4,641,163

SES SA	144,522	4,641,163

Netherlands 1.5%		2,531,762

Koninklijke Ahold NV	152,101	2,531,762

Norway 0.9%		1,523,878

Orkla ASA	195,756	1,523,878

Singapore 1.0%		1,763,442

ComfortDelGro Corp., Ltd.	1,166,847	1,763,442

Switzerland 7.6%		12,906,389

Novartis AG	65,185	5,152,276
Roche Holding AG	19,387	5,319,125
Tyco International, Ltd.	60,138	2,434,988

United Kingdom 12.9%		21,890,105

Aon PLC	32,789	2,638,203
British American Tobacco PLC	124,386	5,935,412
GlaxoSmithKline PLC	121,561	3,124,622
HSBC Holdings PLC	399,603	4,100,621
Pearson PLC	189,478	3,461,782

1

Global Opportunities Fund
As of 1-31-14 (Unaudited)

		Shares	Value

United Kingdom (continued)

Vodafone Group PLC		709,570	$2,629,465

United States 50.8%			85,901,090

Apple, Inc.		5,725	2,865,935
Arthur J. Gallagher & Company		19,440	898,711
Automatic Data Processing, Inc.		33,418	2,559,819
Baxter International, Inc.		58,971	4,027,719
Brazil Ethanol, Inc. (I) (S)		283,419	2,834
Chevron Corp.		27,907	3,115,258
Exxon Mobil Corp.		29,150	2,686,464
Honeywell International, Inc.		20,134	1,836,825
Huntington Bancshares, Inc.		231,218	2,097,147
Johnson & Johnson		57,990	5,130,375
JPMorgan Chase & Company		83,126	4,601,855
Macy's, Inc.		55,134	2,933,129
McDonald's Corp.		24,536	2,310,555
Merck & Company, Inc.		43,168	2,286,609
Microsoft Corp.		89,268	3,378,794
Mondelez International, Inc., Class A		127,885	4,188,234
Northern Trust Corp.		43,778	2,636,311
Pfizer, Inc.		70,517	2,143,717
Philip Morris International, Inc.		74,326	5,807,834
QUALCOMM, Inc.		55,780	4,139,992
Raytheon Company		24,046	2,286,053
Robert Half International, Inc.		43,120	1,801,554
Samsonite International SA		599,700	1,648,147
Target Corp.		75,085	4,252,814
The Procter & Gamble Company		32,322	2,476,512
Time Warner, Inc.		33,201	2,086,019
United Parcel Service, Inc., Class B		18,295	1,742,233
United Technologies Corp.		31,013	3,536,102
Viacom, Inc., Class B		25,614	2,102,909
Wells Fargo & Company		95,294	4,320,630

	Yield (%)	Shares	Value

Short-Term Investments 0.4%			$757,542

(Cost $757,542)

Money Market Funds 0.4%			757,542

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	757,542	757,542

Total investments (Cost $163,736,031)† 99.6%			$168,499,849

Other assets and liabilities, net 0.4%			$639,917

Total net assets 100.0%			$169,139,766

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

2

Global Opportunities Fund
As of 1-31-14 (Unaudited)

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $164,021,588. Net unrealized depreciation aggregated $4,478,261, of which $12,167,911 related to appreciated investment securities and $7,689,650 related to depreciated investment securities.

The fund had the following sector composition as percentage of total net assets on 1-31-14:

Health Care	17.4%
Consumer Discretionary	15.7%
Financials	15.4%
Industrials	13.6%
Consumer Staples	13.3%
Information Technology	10.7%
Energy	8.2%
Telecommunication Services	3.4%
Materials	1.5%
Short-Term Investments & Other	0.8%

Total	100.0%

3

Global Opportunities Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

4

Global Opportunities Fund
As of 1-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014 by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/14	Price	Inputs	Inputs
Common Stocks
Australia	$2,599,228	—	$2,599,228	—
Bermuda	1,805,522	—	1,805,522	—
France	9,743,664	—	9,743,664	—
Germany	2,997,820	—	2,997,820	—
Hong Kong	2,556,811	—	2,556,811	—
Ireland	7,247,522	$7,247,522	—	—
Italy	3,388,696	—	3,388,696	—
Japan	6,245,215	—	6,245,215	—
Luxembourg	4,641,163	—	4,641,163	—
Netherlands	2,531,762	—	2,531,762	—
Norway	1,523,878	—	1,523,878	—
Singapore	1,763,442	—	1,763,442	—
Switzerland	12,906,389	2,434,988	10,471,401	—
United Kingdom	21,890,105	2,638,203	19,251,902	—
United States	85,901,090	84,250,109	1,648,147	$2,834
Short-Term Investments	757,542	757,542	—	—

Total Investments in Securities	$168,499,849	$97,328,364	$71,168,651	$2,834

For additional information on the funds' significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

69Q1 1/14
3/14

John Hancock INVESTMENTS

John Hancock Seaport Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 93.0%		$132,447,161

(Cost $131,719,656)

Consumer Discretionary 9.2%		13,188,371

Hotels, Restaurants & Leisure 1.1%
Bloomin' Brands, Inc. (I)	29,925	687,370
Compass Group PLC	8,455	126,363
Panera Bread Company, Class A (I)	4,123	697,076

Household Durables 0.9%
Lennar Corp., Class A	19,017	763,723
Taylor Morrison Home Corp., Class A (I)	22,705	480,211

Internet & Catalog Retail 3.7%
Amazon.com, Inc. (I)	2,575	923,627
Groupon, Inc. (I)	69,896	731,112
HomeAway, Inc. (I)	9,320	380,815
Netflix, Inc. (I)	3,128	1,280,384
priceline.com, Inc. (I)	769	880,420
TripAdvisor, Inc. (I)	14,569	1,124,581

Media 1.6%
DIRECTV (I)	18,128	1,258,627
IMAX Corp. (I)	23,973	663,812
The Walt Disney Company	4,910	356,515

Specialty Retail 0.7%
AutoZone, Inc. (I)	928	459,416
Lowe's Companies, Inc.	12,718	588,716

Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica, Inc. (I)	9,839	449,544
PVH Corp.	5,699	688,838
Samsonite International SA	235,500	647,221

Consumer Staples 2.2%		3,132,253

Beverages 0.3%
Diageo PLC	14,334	425,092

Food & Staples Retailing 0.9%
CVS Caremark Corp.	9,500	643,340
Walgreen Company	11,300	648,055

Food Products 1.0%
Cranswick PLC	17,392	376,427
Greencore Group PLC	75,641	309,335
WhiteWave Foods Company, Class A (I)	30,153	730,004

Energy 0.5%		687,947

Oil, Gas & Consumable Fuels 0.5%
Pioneer Natural Resources Company	4,063	687,947

Financials 16.3%		23,280,355

Capital Markets 3.8%
American Capital, Ltd. (I)	47,300	738,353
Ameriprise Financial, Inc.	3,700	390,868
Artisan Partners Asset Management, Inc.	1,400	88,788
Banca Generali SpA	7,248	221,505
Henderson Group PLC	385,248	1,387,752
Ichiyoshi Securities Company, Ltd.	14,300	217,030

1

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Julius Baer Group, Ltd. (I)	28,603	$1,386,682
LPL Financial Holdings, Inc.	8,455	452,596
Virtus Investment Partners, Inc. (I)	1,300	236,938
WisdomTree Investments, Inc. (I)	16,900	238,628

Commercial Banks 4.5%
BNP Paribas SA	8,333	643,350
Credit Agricole SA (I)	29,042	389,692
DNB ASA	21,060	357,647
Erste Group Bank AG	11,209	406,693
First Republic Bank	4,500	218,385
Jyske Bank AS (I)	6,834	350,457
KBC Groep NV	4,707	277,620
OFG Bancorp	12,900	188,082
PNC Financial Services Group, Inc.	8,300	663,004
Raiffeisen Bank International AG	13,565	520,138
Societe Generale SA	8,283	467,988
SpareBank 1 SR-Bank ASA	5,109	49,623
Standard Chartered PLC	24,768	503,383
Wells Fargo & Company	12,100	548,614
Wintrust Financial Corp.	4,900	214,767
Zions Bancorporation	24,300	698,625

Diversified Financial Services 0.9%
Citigroup, Inc.	14,800	701,964
ING Groep NV (I)	35,321	466,484
MSCI, Inc. (I)	2,300	98,256

Insurance 4.6%
Aflac, Inc.	3,950	247,981
Ageas	9,538	409,292
AIA Group, Ltd.	58,400	269,951
American International Group, Inc.	30,887	1,481,341
Assured Guaranty, Ltd.	14,000	296,100
Brasil Insurance Participacoes e Administracao SA	19,700	154,888
Delta Lloyd NV	27,988	719,033
Hartford Financial Services Group, Inc.	15,800	525,350
Markel Corp. (I)	428	230,752
Primerica, Inc.	7,400	311,762
Prudential Financial, Inc.	3,200	270,048
St James's Place PLC	102,122	1,289,767
The Allstate Corp.	4,000	204,800
Tokio Marine Holdings, Inc.	6,700	195,628

Real Estate Investment Trusts 1.1%
Hibernia Reit PLC (I)	183,890	280,254
Hulic Reit, Inc. (I)	54	57,081
Industrial & Infrastructure Fund Investment Corp.	38	313,381
Plum Creek Timber Company, Inc.	6,200	267,034
Two Harbors Investment Corp.	48,100	472,823
Weyerhaeuser Company	7,100	212,148

Real Estate Management & Development 0.5%
Forest City Enterprises, Inc., Class A (I)	18,600	338,334
Kennedy-Wilson Holdings, Inc.	14,700	353,094

Thrifts & Mortgage Finance 0.9%
EverBank Financial Corp.	20,100	357,981
Home Capital Group, Inc.	4,800	332,628
Ocwen Financial Corp. (I)	12,800	564,992

2

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Health Care 27.4%		$38,964,915

Biotechnology 9.5%
Acorda Therapeutics, Inc. (I)	3,200	93,920
Actelion, Ltd. (I)	2,035	191,064
Alkermes PLC (I)	24,400	1,187,792
Alnylam Pharmaceuticals, Inc. (I)	11,160	933,646
Anacor Pharmaceuticals, Inc. (I)	25,650	488,376
Arena Pharmaceuticals, Inc. (I)	28,500	180,690
Biogen Idec, Inc. (I)	2,340	731,578
Celgene Corp. (I)	4,446	675,481
Cubist Pharmaceuticals, Inc. (I)	4,770	348,639
Dyax Corp. (I)	12,900	108,618
Epizyme, Inc. (I)	3,420	103,968
Exelixis, Inc. (I)	71,010	488,549
Foundation Medicine, Inc. (I)	14,930	447,004
Genus PLC	8,151	175,677
Gilead Sciences, Inc. (I)	24,882	2,006,733
Immunogen, Inc. (I)	8,010	120,070
Incyte Corp. (I)	8,730	571,990
Ironwood Pharmaceuticals, Inc. (I)	45,232	627,368
Novavax, Inc. (I)	56,610	307,958
NPS Pharmaceuticals, Inc. (I)	28,680	1,026,170
Portola Pharmaceuticals, Inc. (I)	6,500	173,355
Prothena Corp. PLC (I)	3,300	102,102
Puma Biotechnology, Inc. (I)	2,610	308,528
Regeneron Pharmaceuticals, Inc. (I)	3,360	969,662
Seattle Genetics, Inc. (I)	5,760	258,394
Synageva BioPharma Corp. (I)	2,160	195,653
TESARO, Inc. (I)	8,100	255,231
Ultragenyx Pharmaceutical, Inc. (I)	200	8,450
Vertex Pharmaceuticals, Inc. (I)	4,950	391,248

Health Care Equipment & Supplies 1.4%
Boston Scientific Corp. (I)	20,700	280,071
Covidien PLC	5,100	348,024
DexCom, Inc. (I)	2,900	117,334
Globus Medical, Inc., Class A (I)	21,800	510,120
HeartWare International, Inc. (I)	1,200	119,052
Medtronic, Inc.	2,600	147,056
Olympus Corp. (I)	6,600	193,923
St. Jude Medical, Inc.	1,900	115,387
Stryker Corp.	2,600	201,760

Health Care Providers & Services 6.3%
Aetna, Inc.	12,300	840,459
Al Noor Hospitals Group PLC (I)	21,493	297,174
Cardinal Health, Inc.	9,800	666,596
Catamaran Corp. (I)	9,637	468,551
Cigna Corp.	7,700	664,587
Community Health Systems, Inc. (I)	8,500	351,985
Envision Healthcare Holdings, Inc. (I)	9,700	320,682
Express Scripts Holding Company (I)	3,500	261,415
HCA Holdings, Inc. (I)	17,100	859,617
HealthSouth Corp.	4,600	143,152
IHH Healthcare BHD (I)	66,700	73,475
McKesson Corp.	5,100	889,491
MEDNAX, Inc. (I)	3,000	166,920
NMC Health PLC	44,940	360,567

3

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Omnicare, Inc.	5,400	$337,284
Phoenix Healthcare Group Company, Ltd. (I)	104,000	170,927
Qualicorp SA (I)	17,600	149,018
Team Health Holdings, Inc. (I)	3,500	151,060
UnitedHealth Group, Inc.	11,300	816,764
Universal Health Services, Inc., Class B	8,000	656,160
WellCare Health Plans, Inc. (I)	4,800	312,528

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. (I)	5,400	89,424
Omnicell, Inc. (I)	6,500	167,830

Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	800	46,520
Covance, Inc. (I)	3,800	359,328
Morphosys AG (I)	5,062	442,577
PAREXEL International Corp. (I)	1,900	92,739
Quintiles Transnational Holdings, Inc. (I)	14,300	681,109
Tecan Group AG	1,011	110,855
WuXi PharmaTech Cayman, Inc., ADR (I)	9,400	328,060

Pharmaceuticals 8.6%
Actavis PLC (I)	4,805	908,049
Almirall SA	10,848	173,019
AstraZeneca PLC	10,601	672,253
Auxilium Pharmaceuticals, Inc. (I)	7,800	199,524
Bristol-Myers Squibb Company	46,274	2,312,312
Cadence Pharmaceuticals, Inc. (I)	10,600	116,388
Daiichi Sankyo Company, Ltd.	18,200	303,354
Dr. Reddy's Laboratories, Ltd., ADR	4,000	166,880
Eisai Company, Ltd.	8,400	321,069
Eli Lilly & Company	6,600	356,466
Forest Laboratories, Inc. (I)	17,500	1,160,250
H. Lundbeck A/S	6,828	169,318
Hospira, Inc. (I)	5,500	242,055
Merck & Company, Inc.	6,700	354,899
Mylan, Inc. (I)	3,600	163,476
Ono Pharmaceutical Company, Ltd.	4,100	356,320
Relypsa, Inc. (I)	9,990	330,269
Roche Holding AG	2,190	600,861
Salix Pharmaceuticals, Ltd. (I)	4,200	408,828
Shionogi & Company, Ltd.	31,000	631,550
Teva Pharmaceutical Industries, Ltd., ADR	28,400	1,267,492
The Medicines Company (I)	8,670	301,369
UCB SA	9,354	661,419

Industrials 11.7%		16,647,931

Aerospace & Defense 1.7%
AerCap Holdings NV (I)	39,000	1,450,410
DigitalGlobe, Inc. (I)	26,623	1,016,466

Airlines 1.0%
Spirit Airlines, Inc. (I)	15,597	731,499
United Continental Holdings, Inc. (I)	14,244	652,945

Building Products 1.1%
Armstrong World Industries, Inc. (I)	17,102	952,239
Owens Corning (I)	17,307	660,262

4

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Industrials (continued)

Commercial Services & Supplies 1.3%
Clean Harbors, Inc. (I)	9,509	$533,265
Edenred	17,585	490,695
Iron Mountain, Inc.	9,815	259,214
The ADT Corp.	13,520	406,141
West Corp.	5,070	117,218

Industrial Conglomerates 0.4%
Alfa SAB de CV, Class A	216,200	609,123

Marine 0.6%
Irish Continental Group PLC	21,385	799,299

Professional Services 4.1%
Equifax, Inc.	13,300	931,798
Experian PLC	28,920	493,650
Huron Consulting Group, Inc. (I)	14,445	956,837
IHS, Inc., Class A (I)	8,009	908,301
ManpowerGroup, Inc.	4,600	358,340
Robert Half International, Inc.	11,650	486,737
RPX Corp. (I)	19,985	324,157
SThree PLC	71,093	447,867
Verisk Analytics, Inc., Class A (I)	1,665	106,327
WageWorks, Inc. (I)	13,897	864,254

Road & Rail 0.3%
DSV A/S, ADR, ADR	14,803	475,286

Trading Companies & Distributors 1.1%
Air Lease Corp.	12,800	402,944
HD Supply Holdings, Inc. (I)	29,678	637,187
Rexel SA	17,987	461,909

Transportation Infrastructure 0.1%
Groupe Eurotunnel SA	10,300	113,561

Information Technology 23.0%		32,708,912

Communications Equipment 1.8%
Aruba Networks, Inc. (I)	9,300	183,303
Calix, Inc. (I)	27,090	214,824
F5 Networks, Inc. (I)	4,260	455,820
Juniper Networks, Inc. (I)	23,045	613,227
Palo Alto Networks, Inc. (I)	12,079	718,097
QUALCOMM, Inc.	1,780	132,112
ShoreTel, Inc. (I)	29,965	230,731

Internet Software & Services 5.0%
Akamai Technologies, Inc. (I)	2,450	116,816
Angie's List, Inc. (I)	1,440	25,834
Bankrate, Inc. (I)	46,591	772,945
Constant Contact, Inc. (I)	16,888	456,145
CoStar Group, Inc. (I)	2,602	447,648
Demandware, Inc. (I)	770	49,034
eBay, Inc. (I)	14,950	795,340
Envestnet, Inc. (I)	1,800	76,950
Google, Inc., Class A (I)	425	501,912
IAC	14,795	1,036,242
Pandora Media, Inc. (I)	23,575	850,350
VeriSign, Inc. (I)	4,630	272,013

5

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Information Technology (continued)

Yahoo!, Inc. (I)	17,440	$628,189
Yelp, Inc. (I)	4,305	326,965
Zillow, Inc., Class A (I)	9,194	754,827

IT Services 8.0%
Accenture PLC, Class A	11,245	898,251
Alliance Data Systems Corp. (I)	1,540	369,076
Automatic Data Processing, Inc.	13,030	998,098
Blackhawk Network Holdings, Inc. (I)	2,320	61,039
Cardtronics, Inc. (I)	10,145	390,785
Cognizant Technology Solutions Corp., Class A (I)	11,316	1,096,747
EPAM Systems, Inc. (I)	11,450	468,305
EVERTEC, Inc.	15,965	385,235
ExlService Holdings, Inc. (I)	24,195	608,504
Forrester Research, Inc.	10,090	378,779
Gartner, Inc. (I)	4,340	305,232
Genpact, Ltd. (I)	59,585	1,011,157
Global Payments, Inc.	16,642	1,099,870
Heartland Payment Systems, Inc.	14,175	611,084
MAXIMUS, Inc.	7,400	313,538
QIWI PLC	3,395	122,526
Sapient Corp. (I)	25,555	409,647
Vantiv, Inc., Class A (I)	12,815	388,807
VeriFone Systems, Inc. (I)	4,100	118,941
Visa, Inc., Class A	2,350	506,261
WEX, Inc. (I)	9,900	815,364

Semiconductors & Semiconductor Equipment 3.0%
Altera Corp.	8,210	274,460
Applied Micro Circuits Corp. (I)	23,980	242,198
Broadcom Corp., Class A	9,050	269,328
Freescale Semiconductor, Ltd. (I)	8,700	157,731
Maxim Integrated Products, Inc.	13,890	420,311
Montage Technology Group, Ltd. (I)	4,400	96,712
NXP Semiconductor NV (I)	40,547	1,960,447
Silicon Laboratories, Inc. (I)	3,130	147,861
SK Hynix, Inc. (I)	7,814	251,524
SK Hynix, Inc. (Korean Exchange) (I)	12,980	452,274

Software 5.2%
Activision Blizzard, Inc.	21,880	374,804
Adobe Systems, Inc. (I)	3,940	233,209
Autodesk, Inc. (I)	8,919	457,099
Cadence Design Systems, Inc. (I)	78,751	1,111,964
Citrix Systems, Inc. (I)	5,140	277,920
Comverse, Inc. (I)	3,405	122,716
Concur Technologies, Inc. (I)	4,150	503,561
FleetMatics Group PLC (I)	20,384	815,564
Guidewire Software, Inc. (I)	2,450	115,665
Intuit, Inc.	6,835	500,664
MICROS Systems, Inc. (I)	9,585	532,255
Microsoft Corp.	3,550	134,368
NICE Systems, Ltd., ADR	2,725	107,501
Nuance Communications, Inc. (I)	8,635	132,375
Qualys, Inc. (I)	10,970	317,911
Red Hat, Inc. (I)	4,655	263,008
Tableau Software, Inc., Class A (I)	2,400	193,968
Verint Systems, Inc. (I)	21,403	972,552

6

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Information Technology (continued)

VMware, Inc., Class A (I)	2,800	$252,392

Materials 1.5%		2,141,722

Containers & Packaging 1.1%
Ball Corp.	7,700	394,163
Crown Holdings, Inc. (I)	2,965	121,862
D.S. Smith PLC	49,098	264,376
Graphic Packaging Holding Company (I)	36,315	344,993
Smurfit Kappa Group PLC	18,187	425,853

Paper & Forest Products 0.4%
KapStone Paper and Packaging Corp. (I)	21,111	590,475

Telecommunication Services 1.2%		1,694,755

Wireless Telecommunication Services 1.2%
Softbank Corp.	16,100	1,165,588
T-Mobile US, Inc. (I)	17,310	529,167

Convertible Bonds 0.2%		$257,516

(Cost $257,872)

Information Technology 0.2%		257,516

Tibco Software, Inc.	258,000	257,516

Investment Companies 0.2%		$269,784

(Cost $270,158)

Exchange Traded Funds 0.2%		269,784

Health Care Select Sector SPDR Fund	1,608	89,984
Industrial Select Sector SPDR Fund	1,817	90,905
Technology Select Sector SPDR Fund	2,553	88,895

	Shares/Par	Value

Purchased Options 0.2%		$346,096

(Cost $328,650)

Calls 0.0%		11,301

Over the Counter USD vs. CNY (Expiration Date: 7/24/2014; Strike Price: $6.08;
Counterparty: JP Morgan Chase) (I)	1,334,865	6,650
Over the Counter USD on Agricultural Bank of China (Expiration Date: 7/30/2014;
Strike Price: HKD 3.7283; Counterparty: JP Morgan Chase) (I)	496,807	4,651

Puts 0.2%		334,795

Exchange Traded on Financial Select Sector SPDR Fund (Expiration Date: 4/19/2014;
Strike Price: $20.00) (I)	63,100	22,085
Exchange Traded on iPath S&P 500 VIX Fund (Expiration Date: 11/22/2014; Strike
Price: $30.00) (I)	13,100	27,314
Exchange Traded on iShares MSCI Brazil Capped ETF (Expiration Date: 3/22/2014;
Strike Price: $38.00) (I)	7,300	8,030
Exchange traded on iShares Russel 2000 ETF (Expiration Date: 2/22/2014; Strike
Price: $106.00) (I)	4,800	$3,144
Exchange traded on iShares Russel 2000 ETF (Expiration Date: 3/22/2014; Strike
Price: $109.00) (I)	6,400	13,952

7

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares/Par	Value

Puts (continued)

Exchange traded on iShares Russel 2000 ETF (Expiration Date: 4/19/2014; Strike
Price: $109.00) (I)	13,200	40,326
Exchange traded on Powershares QQQ trust Series 1 (Expiration Date: 3/22/2014;
Strike Price: $81.00) (I)	33,500	20,722
Exchange traded on SPDR S&P 500 ETF Trust (Expiration Date: 2/22/2014; Strike
Price: $1,700.00) (I)	300	2,430
Exchange traded on SPDR S&P 500 ETF Trust (Expiration Date: 3/22/2014; Strike
Price: $1,725.00) (I)	3,200	75,690
Exchange traded on SPDR S&P 500 ETF Trust (Expiration Date: 4/19/2014; Strike
Price: $1,750.00) (I)	900	34,560
Over the Counter on Financial Select Sector SPDR Fund(Expiration Date: 3/21/2014;
Strike Price: $20.50; Counterparty: Credit Suisse) (I)	120,391	40,077
Over the Counter on Hong Kong Hang Seng (Expiration Date: 3/28/2014; Strike Price:
HKD 20,827.63; Counterparty: BNP Paribas SA) (I)	456	14,096
Over the Counter USD on Brazil Bovespa (Expiration Date: 4/16/2014; Strike Price:
BRL 45,983.96; Counterparty: Goldman Sachs and Company) (I)	69	32,369

Total investments (Cost $132,576,336)† 93.6%		$133,320,557

Other assets and liabilities, net 6.4%		$9,042,345

Total net assets 100.0%		$142,362,902

Securities Sold Short (43.5)%		($61,968,476)

(Cost ($61,733,350))

Exchange Traded Funds (43.5)%		(61,968,476)

Alerian MLP ETF	(6,200)	(110,360)
Consumer Discretionary Select Sector SPDR Fund	(1,083)	(68,034)
Consumer Staples Select Sector SPDR Fund	(70,930)	(2,891,107)
Energy Select Sector SPDR Fund	(817)	(68,112)
Financial Select Sector SPDR Fund	(52,500)	(1,105,650)
Global X FTSE Colombia 20 ETF	(23,513)	(366,097)
Health Care Select Sector SPDR Fund	(71,700)	(4,012,332)
iShares Core S&P Small-Cap ETF	(24,215)	(2,544,754)
iShares Global Utilities ETF	(4,100)	(180,646)
iShares iBoxx Investment Grade Corporate Bond ETF	(9,700)	(1,128,498)
iShares JP Morgan USD Emerging Markets Bond ETF	(4,000)	(429,200)
iShares MSCI All Country Asia ex Japan ETF	(4,650)	(260,075)
iShares MSCI All Peru Capped ETF	(7,103)	(230,492)
iShares MSCI Brazil Capped ETF	(30,319)	(1,189,718)
iShares MSCI Philippines Investable Market Index Fund	(1,700)	(52,734)
iShares MSCI South Africa ETF	(5,586)	(322,312)
iShares MSCI Taiwan ETF	(18,695)	(253,691)
iShares Nasdaq Biotechnology ETF	(15,100)	(3,713,241)
iShares North American Tech-Multimedia Networking ETF	(24,100)	(804,795)
iShares North American Tech-Software ETF	(8,080)	(663,206)
iShares PHLX Semiconductor ETF	(25,420)	(1,828,206)
iShares Russell 2000 Growth ETF	(35,725)	(4,763,214)
iShares Russell 2000 Index ETF	(18,135)	(2,034,022)
iShares Russell Mid-Cap Growth ETF	(52,996)	(4,370,050)
iShares U.S. Medical Devices ETF	(900)	(84,393)
iShares US Technology ETF	(3,000)	(260,790)
iShares US Telecommunications ETF	(37,631)	(1,084,902)
Market Vectors Agribusiness ETF	(43,162)	(2,189,177)
Market Vectors Indonesia Index ETF	(2,324)	(49,153)
Market Vectors Oil Service ETF	(18,549)	(843,609)

8

Seaport Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Exchange Traded Funds (continued)

Materials Select Sector SPDR Fund	(1,533)	($67,513)
Powershares Dynamic Retail Portfolio	(4,250)	(133,195)
Powershares QQQ Trust Series 1	(32,367)	(2,792,301)
SPDR S&P 500 ETF Trust	(23,310)	(4,153,376)
SPDR S&P Biotech ETF	(31,300)	(4,701,573)
SPDR S&P Metals & Mining ETF	(15,433)	(615,622)
SPDR S&P Oil & Gas Exploration & Production ETF	(1,700)	(111,860)
SPDR S&P Pharmaceuticals ETF	(11,200)	(1,024,800)
SPDR S&P Regional Banking ETF	(82,600)	(3,159,450)
SPDR S&P Retail ETF	(830)	(66,276)
Vanguard Consumer Staples ETF	(1,900)	(198,018)
Vanguard FTSA Emerging Markets ETF	(48,985)	(1,845,265)
Vanguard MSCI EAFE ETF	(115,638)	(4,568,857)
Wisdomtree India Earnings Fund	(38,825)	(627,800)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

BRL Brazilian Real

CNY Chinese Yuan Renminbi

HKD Hong Kong Dollar

ADR American Depositary Receipts

ETF Exchange Traded Fund

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $132,576,336.

Net unrealized appreciation aggregated $744,221 of which $4,962,987 related to appreciated investment securities and $4,218,766 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-14:

United States	73.8%
Ireland	5.0%
Netherlands	3.2%
United Kingdom	3.0%
Japan	2.6%
France	1.8%
Switzerland	1.6%
Canada	1.0%
Israel	1.0%
Belgium	0.9%
Other Countries	6.1%

Total	100.0%

9

Seaport Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$13,188,371	$12,414,787	$773,584	—
Consumer Staples	3,132,253	2,021,399	1,110,854	—
Energy	687,947	687,947	—	—
Financials	23,280,355	12,099,924	11,180,431	—
Health Care	38,964,915	33,059,513	5,905,402	—
Industrials	16,647,931	13,365,664	3,282,267	—
Information Technology	32,708,912	32,005,114	703,798	—
Materials	2,141,722	1,451,493	690,229	—
Telecommunication Services	1,694,755	529,167	1,165,588	—
Convertible Bonds
Information Technology	257,516	—	257,516	—
Investment Companies	269,784	269,784	—	—
Purchased Options	346,096	248,253	97,843	—

Total Investments in Securities	$133,320,557	$108,153,045	$25,167,512	—
Securities Sold Short	($61,968,476)	($61,968,476)	—	—
Futures	$109,788	$109,788	—	—
Forward Foreign Currency	($7,148)	—	($7,148)	—
Written Options	($57,562)	($52,547)	($5,015)	—

Securities Sold Short (Short Sales)

The fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).

In addition, the fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest that accrues during the period of the loan. To

10

Seaport Fund
As of 1-31-14 (Unaudited)

borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the fund replaces a borrowed security, it will maintain cash or other liquid assets at such a level that will equal the current value of the security sold short; and will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended January 31, 2014, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at January 31, 2014.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis	Value	(Depreciation)

NASDAQ 100 Index E-Mini Futures	10	Short	Mar 2014	($704,130)	($702,800)	$1,330
Russell 2000 Mini Index Futures	17	Short	Mar 2014	(1,952,760)	(1,918,110)	34,650
S&P 500 Index E-Mini Futures	33	Short	Mar 2014	(3,005,198)	(2,931,390)	73,808

						$109,788

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at January 31, 2014.

11

Seaport Fund
As of 1-31-14 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)
USD	529,713	KRW	575,957,000	Barclays Bank PLC Wholesale	4/28/2014	-	($7,148)	($7,148)

						-	($7,148)	($7,148)

KRW Korean Won

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2014, the fund used purchased options to manage against anticipated changes in securities markets, to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased).

During the period ended January 31, 2014, the fund used written options to manage against anticipated changes in securities markets, to gain exposure to certain securities markets and substitute for securities purchase (or to be purchased). The following table summarizes the written options held at January 31, 2014.

	Number of Contracts	Premium Received
Seaport Fund

Outstanding, beginning of period	-	-
Options written	32,163	61,178
Option closed	(187)	(11,314)
Option exercised
Options expired	(29,736)	(297)
Outstanding, end of period	2,240	$49,567

Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value

Puts

Brazil Bovespa IBOV	$16,697.49	Apr 2014	69	$5,020	($5,015)
Financial Select Sector SPDR	18.00	Apr 2014	631	5,022	(6,310)
Financial Select Sector SPDR	18.50	Mar 2014	1,204	8,427	(7,547)
iPath S&P VIX Short-Term	25.00	Nov 2014	131	22,058	(24,825)
iShares Russell 2000 ETF	97.00	Apr 2014	132	6,925	(11,748)
MSCI Brazil Capped ETF	34.00	Mar 2014	73	2,115	(2,117)
				$49,567	($57,562)

For additional information on the fund’s investments, please refer to the fund’s most recent prospectus.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Seaport Fund.

437Q1 1/14
3/14

John Hancock Enduring Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Enduring Equity Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 95.3%		$94,193,802

(Cost $95,340,451)

Energy 11.2%		11,021,273

Oil, Gas & Consumable Fuels 11.2%
Enbridge Energy Management LLC (I)	62,905	1,776,437
Enbridge, Inc.	87,200	3,661,030
Kinder Morgan Management LLC (I)	464	35,003
Kunlun Energy Company, Ltd.	1,584,000	2,622,952
TransCanada Corp.	67,300	2,925,851

Financials 6.8%		6,684,639

Diversified Financial Services 3.4%
Groupe Bruxelles Lambert SA	37,217	3,357,637

Real Estate Investment Trusts 3.4%
Equity Lifestyle Properties, Inc.	84,635	3,327,002

Industrials 11.4%		11,293,761

Construction & Engineering 3.3%
Vinci SA	50,240	3,285,155

Industrial Conglomerates 2.7%
Beijing Enterprises Holdings, Ltd.	321,500	2,710,033

Road & Rail 3.3%
Canadian National Railway Company	60,300	3,227,370

Transportation Infrastructure 2.1%
Flughafen Zuerich AG	3,526	2,071,203

Telecommunication Services 6.7%		6,668,664

Diversified Telecommunication Services 3.0%
Telenor ASA	141,594	2,945,683

Wireless Telecommunication Services 3.7%
Vodafone Group PLC	1,004,659	3,722,981

Utilities 59.2%		58,525,465

Electric Utilities 18.5%
Cheung Kong Infrastructure Holdings, Ltd.	551,000	3,236,335
Korea Electric Power Corp., ADR (I)	144,265	2,352,962
NextEra Energy, Inc.	47,755	4,390,117
Power Assets Holdings, Ltd.	326,000	2,444,529
Red Electrica Corp. SA	42,597	2,979,097
SSE PLC	135,047	2,897,292

Gas Utilities 13.3%
ENN Energy Holdings, Ltd.	540,000	3,490,407
Osaka Gas Company, Ltd.	484,000	1,954,705
Snam SpA	586,745	3,216,510
UGI Corp.	104,165	4,519,719

Independent Power Producers & Energy Traders 3.6%
China Longyuan Power Group Corp., H Shares	912,000	1,097,144
Enel Green Power SpA	953,668	2,403,572

Multi-Utilities 14.6%
Ameren Corp.	8,370	316,721
National Grid PLC	369,416	4,781,938

1

Enduring Equity Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Utilities (continued)

PG&E Corp.	55,770	$2,350,706
Suez Environnement Company	227,176	4,068,881
Wisconsin Energy Corp.	68,245	2,912,014

Water Utilities 9.2%
Cia de Saneamento Basico do Estado de Sao Paulo	272,100	2,505,496
Guangdong Investment, Ltd.	3,528,000	3,254,384
Severn Trent PLC	118,371	3,352,936

Preferred Securities 2.3%		$2,268,533

(Cost $2,619,939)

Utilities 2.3%		2,268,533

Electric Utilities 2.3%
Cia Paranaense de Energia	197,600	2,268,533

Total investments (Cost $97,960,390)† 97.6%		$96,462,335

Other assets and liabilities, net 2.4%		$2,404,148

Total net assets 100.0%		$98,866,483

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $97,960,390. Net unrealized depreciation aggregated $1,498,055 of which $2,036,987 related to appreciated investment securities and $3,535,042 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 1-31-14:

United States	22.3%
United Kingdom	14.9%
Hong Kong	14.4%
Canada	9.9%
France	7.4%
Italy	5.7%
Brazil	4.8%
China	4.7%
Belgium	3.4%
Spain	3.0%
Other Countries	9.5%

Total	100.0%

2

Enduring Equity Fund
As of 1-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of January 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	1-31-14	Price	Inputs	Inputs
Common Stocks
Energy	$11,021,273	$8,398,321	$2,622,952	—
Financials	6,684,639	3,327,002	3,357,637	—
Industrials	11,293,761	3,227,370	8,066,391	—
Telecommunication Services	6,668,664	—	6,668,664	—
Utilities	58,525,465	19,347,735	39,177,730	—
Preferred Securities
Utilities	2,268,533	2,268,533	—	—

Total Investments in Securities	$96,462,335	$36,568,961	$59,893,374	—

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the

3

Enduring Equity Fund
As of 1-31-14 (Unaudited)

components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

For additional information on the fund’s investments, please refer to the fund’s most recent prospectus.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Enduring Equity Fund.

438Q1 1/14
3/14

John Hancock Small Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Small Cap Core Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 98.1%		$96,306,130

(Cost $97,950,063)

Consumer Discretionary 15.8%		15,533,917

Auto Components 2.1%
Tenneco, Inc. (I)	36,366	2,067,043

Diversified Consumer Services 1.1%
Hillenbrand, Inc.	39,253	1,062,579

Hotels, Restaurants & Leisure 3.8%
Del Frisco's Restaurant Group, Inc. (I)	53,644	1,233,812
Einstein Noah Restaurant Group, Inc.	90,664	1,383,533
Vail Resorts, Inc.	17,058	1,162,503

Internet & Catalog Retail 1.0%
HomeAway, Inc. (I)	23,706	968,627

Media 3.0%
AMC Entertainment Holdings, Inc., Class A (I)	25,403	542,862
Cinemark Holdings, Inc.	52,512	1,539,127
ReachLocal, Inc. (I)	68,025	882,965

Multiline Retail 0.7%
Big Lots, Inc. (I)	26,842	719,097

Specialty Retail 1.3%
Francesca's Holdings Corp. (I)	66,248	1,258,712

Textiles, Apparel & Luxury Goods 2.8%
Crocs, Inc. (I)	75,692	1,161,872
Movado Group, Inc.	41,091	1,551,185

Consumer Staples 4.8%		4,722,582

Food & Staples Retailing 1.8%
Susser Holdings Corp. (I)	28,672	1,748,419

Food Products 1.5%
Amira Nature Foods Ltd. (I)	76,607	1,457,065

Household Products 0.8%
Central Garden & Pet Company, Class A (I)	133,419	832,535

Personal Products 0.7%
Elizabeth Arden, Inc. (I)	25,242	684,563

Energy 3.7%		3,622,457

Energy Equipment & Services 2.1%
C&J Energy Services, Inc. (I)	53,989	1,262,263
Dawson Geophysical Company	24,402	789,893

Oil, Gas & Consumable Fuels 1.6%
Kodiak Oil & Gas Corp. (I)	148,002	1,570,301

Financials 18.8%		18,470,296

Capital Markets 5.2%
Evercore Partners, Inc., Class A	23,087	1,289,178
Golub Capital BDC, Inc.	74,708	1,367,156
PennantPark Floating Rate Capital, Ltd.	71,998	1,004,372
PennantPark Investment Corp.	126,930	1,436,848

1

Small Cap Core Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 8.9%
Banner Corp.	33,617	$1,238,114
BBCN Bancorp, Inc.	145,263	2,186,208
City National Corp.	18,965	1,372,118
East West Bancorp, Inc.	36,249	1,212,892
Prosperity Bancshares, Inc.	15,993	1,000,522
Texas Capital Bancshares, Inc. (I)	28,761	1,710,417

Real Estate Investment Trusts 2.6%
Campus Crest Communities, Inc.	122,700	1,083,441
LaSalle Hotel Properties	49,900	1,534,924

Thrifts & Mortgage Finance 2.1%
Brookline Bancorp, Inc.	105,252	936,743
EverBank Financial Corp.	61,615	1,097,363

Health Care 16.7%		16,369,243

Biotechnology 2.3%
Emergent Biosolutions, Inc. (I)	94,273	2,255,953

Health Care Equipment & Supplies 10.7%
AtriCure, Inc. (I)	68,753	1,409,437
Derma Sciences, Inc. (I)	91,315	1,199,879
Given Imaging Corp. (I)	53,047	1,588,758
Greatbatch, Inc. (I)	48,529	2,062,968
STERIS Corp.	25,595	1,174,555
The Cooper Companies, Inc.	16,061	1,996,061
Tornier NV (I)	56,882	1,034,684

Health Care Providers & Services 1.0%
Patterson Companies, Inc.	23,948	956,962

Life Sciences Tools & Services 2.7%
Bio-Rad Laboratories, Inc., Class A (I)	21,161	2,689,986

Industrials 17.8%		17,435,362

Aerospace & Defense 1.8%
Esterline Technologies Corp. (I)	16,616	1,710,617

Air Freight & Logistics 1.6%
Hub Group, Inc., Class A (I)	38,144	1,581,069

Building Products 3.6%
AO Smith Corp.	36,854	1,740,246
Trex Company, Inc. (I)	25,760	1,811,701

Construction & Engineering 1.8%
MasTec, Inc. (I)	48,690	1,749,919

Electrical Equipment 0.9%
AZZ, Inc.	20,869	872,533

Machinery 5.2%
CIRCOR International, Inc.	17,755	1,278,715
CLARCOR, Inc.	28,163	1,560,793
Luxfer Holdings PLC, ADR	54,342	1,137,921
Nordson Corp.	16,750	1,161,110

Trading Companies & Distributors 2.9%
Beacon Roofing Supply, Inc. (I)	32,442	1,225,983
Watsco, Inc.	16,960	1,604,755

2

Small Cap Core Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Information Technology 15.9%		$15,591,061

Communications Equipment 2.8%
Aruba Networks, Inc. (I)	36,574	720,874
Finisar Corp. (I)	40,829	968,056
NETGEAR, Inc. (I)	31,344	1,000,187

Electronic Equipment, Instruments & Components 0.8%
InvenSense, Inc. (I)	40,836	804,061

Internet Software & Services 1.9%
ChannelAdvisor Corp. (I)	19,974	866,272
Conversant Inc (I)	47,246	1,015,789

Semiconductors & Semiconductor Equipment 1.1%
ON Semiconductor Corp. (I)	129,923	1,086,156

Software 9.3%
Barracuda Networks Inc (I)	17,218	590,750
Cadence Design Systems, Inc. (I)	96,598	1,363,964
FleetMatics Group PLC (I)	19,676	787,237
Guidewire Software, Inc. (I)	21,732	1,025,968
Infoblox, Inc. (I)	25,967	910,922
NICE Systems, Ltd., ADR	23,224	916,187
Qualys, Inc. (I)	26,326	762,927
RealPage, Inc. (I)	31,841	715,786
Solera Holdings, Inc.	12,596	841,791
SS&C Technologies Holdings, Inc. (I)	31,276	1,214,134

Materials 4.6%		4,561,212

Chemicals 3.6%
Cytec Industries, Inc.	17,061	1,534,978
H.B. Fuller Company	44,203	2,058,976

Metals & Mining 1.0%
Compass Minerals International, Inc.	12,303	967,258

Total investments (Cost $97,950,063)† 98.1%		$96,306,130

Other assets and liabilities, net 1.9%		$1,855,589

Total net assets 100.0%		$98,161,719

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $97,950,063. Net unrealized depreciation aggregated $1,643,933 of which $2,411,238 related to appreciated investment securities and $4,055,171 related to depreciated investment securities.

3

Small Cap Core Fund
As of 1-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the funds' investments, please refer to the funds' most recent prospectus.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Small Cap Core Fund.

445Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014